UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23872

Themes ETF Trust
(Exact name of registrant as specified in charter)

34 East Putnam Avenue Suite 112

Greenwich, CT 06830
(Address of principal executive offices) (Zip code)

Themes Management Company, LLC

34 East Putnam Avenue Suite 112

Greenwich, CT 06830
(Name and address of agent for service)

(646) 206-1788

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Explanatory Note: The registrant is filing this amendment to its filing on Form N-CSR for the year ended September 30, 2025, which was originally filed with the Securities and Exchange Commission on December 5, 2025 (Accession Number 0001133228-25-013247), solely to include an amended Report of Independent Registered Public Accounting Firm within Item 7(a).

Item 1. Reports to Stockholders.

(a)	A copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Themes China Generative Artificial Intelligence ETF
DRGN (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Themes China Generative Artificial Intelligence ETF for the period of July 14, 2025 to September 30, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/DRGN. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes China Generative Artificial Intelligence ETF	$10*	0.39%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes China Generative Artificial Intelligence ETF (DRGN) seeks to track the BITA China Generative AI Select Index (BCGAIS), which derive significant revenue from Generative AI-related activities. These activities include AI model training and provision, generative AI application software, AI infrastructure and hardware, physical AI applications, and general AI application software.
China’s AI sector has accelerated sharply in 2025, driven by strong government support, rapid advances in model development, and expanding commercial adoption across industries. Major Chinese tech firms are investing heavily in large-language models, AI-driven cloud services, and enterprise automation tools, while startups are emerging in fields such as AI-generated content, robotics, and chip design. Beijing’s national AI strategy—emphasizing domestic innovation, data sovereignty, and semiconductor independence—has created a robust ecosystem that integrates AI into manufacturing, healthcare, and consumer platforms. Despite ongoing  U.S.–China tech tensions, China’s AI landscape continues to expand rapidly, positioning the country as a global leader in the commercialization and application of generative AI technologies.
The top contributor and detractor to DRGN’s performance included Kuaishou Technology, which contributed by 1.09% and Bairong, which detracted by 0.18% versus the index for the period ending 9/30/2025.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes China Generative Artificial Intelligence ETF	PAGE 1	TSR-AR-882927296

TOTAL RETURN (%)

Since Inception (07/14/2025)
Themes China Generative Artificial Intelligence ETF NAV	50.05
MSCI ACWI Net Total Return Index (USD)	6.93
BITA China Generative AI Select Index	50.02
Visit www.themesetfs.com/etfs/DRGN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$23,626,352
Number of Holdings	24
Net Advisory Fee	$3,778
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Montage Technology Co. Ltd.	7.9%
Baidu, Inc.	7.4%
Foxconn Industrial Internet Co. Ltd.	6.8%
Kuaishou Technology	6.6%
SenseTime Group, Inc.	6.3%
Cambricon Technologies Corp. Ltd.	5.9%
Xiaomi Corp.	5.8%
Iflytek Co. Ltd.	4.8%
Zhejiang Dahua Technology Co. Ltd.	4.7%
IEIT Systems Co. Ltd.	4.7%

Top Sectors	(%)
Technology	67.3%
Communications	23.1%
Consumer Discretionary	5.2%
Industrials	3.2%
Financials	0.5%
Cash & Other	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.themesetfs.com/etfs/DRGN.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes China Generative Artificial Intelligence ETF	PAGE 2	TSR-AR-882927296

Themes Cloud Computing ETF
CLOD (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Themes Cloud Computing ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/CLOD. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Cloud Computing ETF	$41	0.36%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Cloud Computing ETF (CLOD), launched on December 15, 2023, seeks to track the Solactive Cloud Computing Index (SOLCLOUN), which identifies the largest 50 companies by market capitalization that derive their revenues from: (1) Digital Security, (2) E-Commerce, (3) Infrastructure, (4) Data Infrastructure, (5) Data Architecture, (6) Internet Infrastructure, and (7)Data Support. CLOD seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLCLOUN Index.
Cloud-computing focused ETFs are benefiting greatly in 2025 as enterprises accelerate digital infrastructure investment and AI-driven workloads proliferate. Global public-cloud spending is projected at approximately $723 billion this year, up from about $595 billion in 2024.Companies across sectors — from e-commerce and entertainment to manufacturing and enterprise software — are scaling remote work platforms, data lakes, and generative-AI services. At the same time, cloud providers face rising costs: capex to expand data-centers, operational expenses, and supply-chain constraints for specialized hardware remain headwinds.
The top contributor and detractor to CLOD’s performance was Alphabet Inc, adding 0.92% to relative returns, while the top detractor was Applovin Corp., which reduced performance by 1.00% versus the index for the period ending 9/30/2025.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/15/2023)
Themes Cloud Computing ETF	27.35	21.97
MSCI ACWI Index	17.27	21.21
Solactive Cloud Computing Index	27.86	22.44
Themes Cloud Computing ETF	PAGE 1	TSR-AR-882927205

Visit www.themesetfs.com/etfs/CLOD for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,429,026
Number of Holdings	50
Net Advisory Fee	$5,088
Portfolio Turnover	15%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
AppLovin Corp.	6.4%
Alphabet, Inc.	6.1%
Oracle Corp.	5.3%
Microsoft Corp.	4.6%
Palo Alto Networks, Inc.	4.4%
Amazon.com, Inc.	4.4%
Crowdstrike Holdings, Inc.	4.3%
Adobe, Inc.	4.2%
ServiceNow, Inc.	4.0%
MercadoLibre, Inc.	3.9%

Top Sectors	(%)
Technology	73.6%
Communications	17.1%
Consumer Discretionary	8.3%
Industrials	0.8%
Cash & Other	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.themesetfs.com/etfs/CLOD.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Cloud Computing ETF	PAGE 2	TSR-AR-882927205

Themes Copper Miners ETF
COPA (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Themes Copper Miners ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/COPA. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Copper Miners ETF	$44	0.38%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Copper Miners ETF (COPA), launched September 24, 2024 seeks to track the BITA Global Copper Mining Select Index (BGCMSI), which identifies companies that derive their revenues from copper mining, explorations, refining, and royalties. COPA seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the BGCMSI Index.
Copper-mining ETFs have seen strong performance, underpinned by a resurgence in copper demand tied to the global clean-energy transition. With copper trading around US $4.40–$5.00 per lb. this year, the metal has rebounded from earlier lows. As key components in electric vehicles, solar and wind energy systems, and grid infrastructure, copper’s industrial importance is being amplified by climate-tech investments. At the same time, the International Energy Agency projects a sizeable future supply shortfall — warning that copper supply will fall 30 % short of demand by 2035 if new mining and recycling investment doesn’t ramp up. These twin forces — robust demand for clean-tech and a tightening supply backdrop — have positioned copper miners and related ETFs to benefit from structural shifts in energy, transportation and infrastructure.
The top contributor and detractor to COPA’s performance attribution included Nittetsu Mining Co LTD, which contributed by 0.29% and Jinchuan Group International, which detracted by 0.44% versus the index for the period ending 9/30/2025.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes Copper Miners ETF	PAGE 1	TSR-AR-882927783

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (9/24/2024)
Themes Copper Miners ETF	33.24	49.19
MSCI ACWI Index	17.27	18.59
BITA Global Copper Mining Select Index	31.10	46.11
Visit www.themesetfs.com/etfs/COPA for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,106,012
Number of Holdings	55
Net Advisory Fee	$2,420
Portfolio Turnover	42%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Freeport-McMoRan, Inc.	6.7%
Jiangxi Copper Co. Ltd.	5.9%
First Quantum Minerals Ltd.	4.7%
Antofagasta PLC	4.0%
Ivanhoe Mines Ltd.	4.0%
Teck Resources Ltd.	4.0%
Lundin Mining Corp.	3.8%
Capstone Copper Corp.	3.5%
China Nonferrous Mining Corp. Ltd.	3.5%
Glencore PLC	3.4%

Top Sectors	(%)
Materials	97.9%
Industrials	1.8%
Cash & Other	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.themesetfs.com/etfs/COPA.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Copper Miners ETF	PAGE 2	TSR-AR-882927783

Themes Cybersecurity ETF
SPAM (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Themes Cybersecurity ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/SPAM. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Cybersecurity ETF	$40	0.36%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Cybersecurity ETF (SPAM), launched on December 8, 2023, seeks to track the Solactive Cybersecurity Index (SOCYBERN), which identifies the largest 35 companies by market capitalization in digital security software. SPAM seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOCYBERN Index.
Cybersecurity ETFs have posted strong gains in 2025 as demand for advanced digital protection continues to surge worldwide. Global information-security spending is expected to reach around $212 billion, up roughly 15% from 2024, driven by rising threats linked to cloud adoption, AI integration, and remote-work expansion. High-profile ransomware and infrastructure attacks have prompted both corporate and government entities to boost cybersecurity budgets, while the rapid growth of AI-powered defense tools has created new opportunities for the sector. Because cybersecurity remains an essential business priority regardless of economic cycles, ETFs in this space have demonstrated resilience.
The top contributor and detractor of SPAM’s performance was Nebius Group NV, adding 2.91% to relative returns, while the top detractor was Rapid7, Inc., which reduced performance by 0.56% versus the index for the period ending 9/30/2025.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/8/2023)
Themes Cybersecurity ETF	20.73	20.28
MSCI ACWI Index	17.27	22.92
Solactive Cyber Security Index	21.45	20.94
Themes Cybersecurity ETF	PAGE 1	TSR-AR-882927304

Visit www.themesetfs.com/etfs/SPAM for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$2,095,046
Number of Holdings	36
Net Advisory Fee	$6,468
Portfolio Turnover	38%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Nebius Group NV	10.5%
NEXTDC Ltd.	5.4%
CyberArk Software Ltd.	5.1%
Varonis Systems, Inc.	4.6%
CACI International, Inc.	4.4%
Palo Alto Networks, Inc.	4.2%
Crowdstrike Holdings, Inc.	4.1%
SentinelOne, Inc.	4.1%
Zscaler, Inc.	4.1%
Akamai Technologies, Inc.	4.0%

Top Sectors	(%)
Technology	90.1%
Communications	6.7%
Industrials	2.9%
Cash & Other	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.themesetfs.com/etfs/SPAM.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Cybersecurity ETF	PAGE 2	TSR-AR-882927304

Themes Generative Artificial Intelligence ETF
WISE (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Themes Generative Artificial Intelligence ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/WISE. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Generative Artificial Intelligence ETF	$43	0.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Generative Artificial Intelligence ETF (WISE), launched on December 8, 2023, seeks to track the Solactive Generative Artificial Intelligence Index (SOLGAIN), which includes companies deriving revenue from one or more of the following areas: (1) Artificial Intelligence, (2) Data Analytics & Big Data, (3) Natural Language Processing, and (4) AI-Driven Services. WISE seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLGAIN Index.
AI-focused ETFs have remained in the spotlight throughout 2025, driven by the rapid adoption of artificial intelligence across healthcare, finance, manufacturing, and infrastructure. Companies developing and deploying AI technologies—such as cloud providers, semiconductor manufacturers, enterprise software firms, and automation companies—continue to benefit from robust demand. Significant capital investments in AI infrastructure, generative model development, and research are reinforcing investor confidence and driving inflows into dedicated AI strategies. As a result, many AI-themed ETFs have outperformed broader equity indices year to date.
For WISE, the top contributor to performance was Pagaya Technologies, adding 4.72% to relative returns, while the top detractor was SoundHound AI Inc., which reduced performance by 3.51% versus the index for the period ending 9/30/2025.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes Generative Artificial Intelligence ETF	PAGE 1	TSR-AR-882927502

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/8/2023)
Themes Generative Artificial Intelligence ETF	46.57	36.05
MSCI ACWI Index	17.27	22.92
Solactive Generative Artificial Intelligence Index	47.35	36.87
Visit www.themesetfs.com/etfs/WISE for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$40,234,441
Number of Holdings	41
Net Advisory Fee	$88,912
Portfolio Turnover	74%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Veritone, Inc.	7.0%
Apple, Inc.	4.8%
NVIDIA Corp.	4.4%
Gorilla Technology Group, Inc.	4.3%
SoundHound AI, Inc.	4.1%
Bairong, Inc.	3.9%
Beijing Fourth Paradigm Technology Co. Ltd.	3.8%
Advanced Micro Devices, Inc.	3.8%
Microsoft Corp.	3.7%
Broadcom, Inc.	3.7%

Top Sectors	(%)
Technology	87.2%
Consumer Discretionary	4.7%
Financials	3.9%
Communications	2.9%
Health Care	1.2%
Cash & Other	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.themesetfs.com/etfs/WISE.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Generative Artificial Intelligence ETF	PAGE 2	TSR-AR-882927502

Themes Global Systemically Important Banks ETF
GSIB (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Themes Global Systemically Important Banks ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/GSIB. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Global Systemically Important Banks ETF	$45	0.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Global Systemically Important Banks ETF (GSIB), launched December 15, 2023, actively invests in traded global banks that have been identified as “systemically important” by the Financial Stability Board and the Basel Committee on Banking Supervision. A bank is deemed “systemically important” due to its size, interconnectedness, financial infrastructure, complexity, and cross jurisdictional activity.
Global Systemically Important Banks - focused ETFs have delivered strong results this year, driven by a combination of expanded net interest income from elevated interest rates and a rebound in investment banking activity. Large global banks are benefiting from the wider spread between what they pay on deposits and what they earn on loans, and many are seeing improved fee income from increased mergers & acquisitions, equity underwriting, and capital markets transactions. Coupled with regulatory stability and their dominant competitive position, this has reinforced profitability for many of these institutions.
The top contributors to GSIB’s performance was Banco Santander SA, Duetsche Bank AG and Societe Generale SA which returned 133.90%, 113.55% and 112.15% respectively. There were no retractors in the period ending 9/30/2025.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes Global Systemically Important Banks ETF	PAGE 1	TSR-AR-882927601

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/15/2023)
Themes Global Systemically Important Banks ETF	56.30	45.22
MSCI ACWI Index	17.27	21.21
KBW Nasdaq Global Bank Index	57.64	46.68
Visit www.themesetfs.com/etfs/GSIB for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$20,192,713
Number of Holdings	29
Net Advisory Fee	$27,610
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
HSBC Holdings PLC	3.6%
Banco Santander SA	3.6%
ING Groep NV	3.6%
Standard Chartered PLC	3.6%
Barclays PLC	3.6%
State Street Corp.	3.6%
BNP Paribas SA	3.6%
Toronto-Dominion Bank	3.6%
UBS Group AG	3.6%
Agricultural Bank of China Ltd.	3.6%

Top Sectors	(%)
Financials	99.7%
Cash & Other	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.themesetfs.com/etfs/GSIB.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Global Systemically Important Banks ETF	PAGE 2	TSR-AR-882927601

Themes Gold Miners ETF
AUMI (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Themes Gold Miners ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/AUMI. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Gold Miners ETF	$55	0.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Gold Miners ETF (AUMI), launched December 13, 2023, seeks to track the Solactive Global Pure Gold Miners Index (SOLGLPGM), which identifies the largest companies by market capitalization that derive their revenues from gold mining. AUMI seeks to provide investment results that corresponds generally to the price and yield performance, before fees and expenses, of the SOLGLPGM Index.
Many gold-mining ETFs delivered outstanding returns this year, propelled by a surge in the gold price which recently topped $4,000 per ounce, a new milestone. The rally is driven by elevated geopolitical tensions, a weaker U.S. dollar, inflationary pressures and strong safe-haven demand — all amplifying gold’s appeal. Central-bank purchases of bullion and robust investor flows into gold-backed ETFs have further strengthened the metal’s up-trend. As a result, mining companies are enjoying improved profitability and many gold-mining ETFs are reaping the benefits of rising revenues and margins.
The top contributor to AUMI’s performance attribution of the underlying included Gold Fields Ltd, which contributed by 2.57%, there were no detractors versus the index for the period ending 9/30/2025.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/13/2023)
Themes Gold Miners ETF	115.31	91.95
MSCI ACWI Index	17.27	22.46
Solactive Global Pure Gold Miners Index	116.09	93.00
Visit www.themesetfs.com/etfs/AUMI for more recent performance information.
Themes Gold Miners ETF	PAGE 1	TSR-AR-882927700

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$18,287,588
Number of Holdings	27
Net Advisory Fee	$24,411
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
IAMGOLD Corp.	5.5%
Zhaojin Mining Industry Co. Ltd.	5.4%
Equinox Gold Corp.	5.2%
Gold Fields Ltd.	5.1%
Northern Star Resources Ltd.	5.1%
Anglogold Ashanti PLC	4.8%
Kinross Gold Corp.	4.7%
B2Gold Corp.	4.7%
Endeavour Mining PLC	4.6%
Agnico Eagle Mines Ltd.	4.6%

Top Sectors	(%)
Materials	99.7%
Cash & Other	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.themesetfs.com/etfs/AUMI.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Gold Miners ETF	PAGE 2	TSR-AR-882927700

Themes Humanoid Robotics ETF
BOTT (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Themes Humanoid Robotics ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/BOTT. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Humanoid Robotics ETF	$45	0.37%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Robotics & Automation ETF (BOTT), launched April 22, 2024, underwent a strategy and name change in August of 2025 to Themes Humanoid Robotics ETF (BOTT). Before the strategy and name change, BOTT tracked the Solactive Industrial Robotics & Automation Index (SOLIROBO), which identified the largest 30 companies with a positive total return over the past 12 months in the following industry groups: (1) Factory Automation Equipment, (2) General/Processor/Specialized Semiconductors, (3) Industrial Machine Parts and Support Equipment, and (4) Programmable Logic and  ASIC Semiconductors.
After its strategy change BOTT now seeks to track the Solactive Global Humanoid Robotics Index (SOLGHRBN), which represents companies active across the humanoid robotics value chain, including service robotics and AI-driven automation technologies. It includes firms developing humanoid and service robots designed for human interaction, industrial and autonomous robots for manufacturing and logistics, assistive and wearable robotics for mobility and healthcare, as well as companies providing AI, cognitive computing, and advanced hardware technologies that power next-generation robotic systems. BOTT seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLGHRBN Index.
The robotics and automation sector continues to gain momentum in 2025 as demand accelerates for AI-enabled machines, advanced automation in healthcare, manufacturing and logistics, and smart robotics in general. The global advanced robotics market is projected to reach about US $53.7 billion this year, poised for a compound annual growth rate of approximately 20% through 2034.  While high-profile companies delivering robotic-assisted surgery systems, autonomous logistics platforms and AI chips continue to thrive, the industry is still managing headwinds such as component shortages, geopolitical trade restrictions and supply-chain disruptions. Nonetheless, labor-shortage pressures, rising wage costs and a global push toward factory modernization underpin strong long-term prospects for automation.
The top contributor and detractor to BOTT’s performance attribution before its strategy change included Hesai Group, which contributed by 0.64% and Richtech Robotics Inc, which detracted 0.91% versus the index for the period ending 8/15/2025. The top contributor and detractor to BOTT’s performance attribution after its strategy change included Flex LTD, which contributed by 0.24% and Williams-Sonoma, which detracted 0.21% versus the index for the period ending 9/30/2025.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
Themes Humanoid Robotics ETF	PAGE 1	TSR-AR-882927833

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (4/22/2024)
Themes Humanoid Robotics ETF	43.51	39.17
MSCI ACWI Index	17.27	23.31
Solactive Industrial Robotics & Automation Index	30.51	25.42
Visit www.themesetfs.com/etfs/BOTT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$5,555,989
Number of Holdings	31
Net Advisory Fee	$2,946
Portfolio Turnover	197%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Richtech Robotics, Inc.	7.8%
UBTech Robotics Corp. Ltd.	7.0%
Ecovacs Robotics Co. Ltd.	6.5%
Tesla, Inc.	5.2%
Teradyne, Inc.	4.6%
Hesai Group	4.2%
Neuromeka Co. Ltd.	4.0%
NVIDIA Corp.	3.9%
Rainbow Robotics	3.9%
EFORT Intelligent Robot Co. Ltd.	3.8%

Top Sectors	(%)
Industrials	70.8%
Consumer Discretionary	14.5%
Technology	10.6%
Communications	3.7%
Cash & Other	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.themesetfs.com/etfs/BOTT.
The Fund is distributed by ALPS Distributors, Inc.
Themes Humanoid Robotics ETF	PAGE 2	TSR-AR-882927833

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Humanoid Robotics ETF	PAGE 3	TSR-AR-882927833

Themes Lithium & Battery Metal Miners ETF
LIMI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Themes Lithium & Battery Metal Miners ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/LIMI. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Lithium & Battery Metal Miners ETF	$44	0.38%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Lithium & Battery Metal Miners ETF (LIMI), launched September 24, 2024 seeks to track the BITA Global Lithium and Battery Metals Index (BGLISI), which identifies companies that derive their revenues from lithium and battery metals mining, explorations, refining, and royalties. LIMI seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the BGLISI Index.
Lithium-mining ETFs have shown renewed strength in 2025, supported by a rebound in lithium demand as global electric-vehicle (EV) production accelerates and energy-storage projects expand. After a period of price normalization in 2024, lithium prices have stabilized around $20,000–$25,000 per ton, reflecting a healthier balance between supply and demand. Government incentives for EV manufacturing in the U.S., Europe, and Asia—combined with major investments in battery recycling and next-generation solid-state technologies—have reinforced long-term demand for the metal. Although new supply from Australia and South America has eased some market tightness, continued growth in renewable energy storage keeps lithium a central pillar of the clean-energy transition. As a result, lithium-focused ETFs remain well-positioned to benefit from the ongoing global shift toward electrification and decarbonization.
The top contributor and detractor to LIMI’s performance attribution included Ganzhou Teng Yuan, which contributed by 0.24% and Arcadium Lithium, which detracted by 1.34% versus the index for the period ending 9/30/2025.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes Lithium & Battery Metal Miners ETF	PAGE 1	TSR-AR-882927775

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (9/24/2024)
Themes Lithium & Battery Metal Miners ETF	31.27	59.29
MSCI ACWI Index	17.27	18.59
BITA Global Lithium and Battery Metals Select Index	31.32	58.73
Visit www.themesetfs.com/etfs/LIMI for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$374,090
Number of Holdings	39
Net Advisory Fee	$2,088
Portfolio Turnover	127%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Mineral Resources Ltd.	6.1%
IGO Ltd.	5.9%
Liontown Resources Ltd.	5.8%
Pilbara Minerals Ltd.	5.8%
AMG Critical Materials NV	5.6%
Albemarle Corp.	5.5%
Lithium Americas Corp.	4.5%
Vulcan Energy Resources Ltd.	3.9%
Guangzhou Tinci Materials Technology Co. Ltd.	3.7%
Ganfeng Lithium Group Co. Ltd.	3.4%

Top Sectors	(%)
Materials	99.5%
Cash & Other	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.themesetfs.com/etfs/LIMI.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Lithium & Battery Metal Miners ETF	PAGE 2	TSR-AR-882927775

Themes Natural Monopoly ETF
CZAR (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Themes Natural Monopoly ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/CZAR. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Natural Monopoly ETF	$38	0.36%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Natural Monopoly ETF (CZAR), launched December 13, 2023, seeks to track the Solactive Natural Monopoly Index (SOLNMONN), which identifies the top 5 companies within 19 different sectors that have: (1) High Sales, (2) Stable Profitability, (3) Stable Return on Equity, (4) Operational Efficiency, and (5) Reinvestment of Profits. CZAR seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLNMONN Index.
Natural-monopoly ETFs have posted solid performance this year as investors gravitate toward sectors offering stable, income-generating cash flows amid market turbulence. Industries such as utilities, railroads, pipelines, and certain telecoms benefit from high infrastructure costs and economies of scale that limit competition and support steady earnings. However, these sectors are also facing headwinds in 2025, including elevated regulatory scrutiny, rising capital-expenditure needs, and sensitivity to interest-rate movements—all of which can pressure valuations and limit near-term growth.
The top contributor and detractor to CZAR’s performance Broadcom Inc, adding 1.29% to relative returns, while the top detractor was Adobe Inc., which reduced performance by 1.09% versus the index for the period ending 9/30/2025.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/13/2023)
Themes Natural Monopoly ETF	10.82	16.43
MSCI ACWI Index	17.27	22.46
Solactive Natural Monopoly Index	11.13	16.77
Themes Natural Monopoly ETF	PAGE 1	TSR-AR-882927809

Visit www.themesetfs.com/etfs/CZAR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,629,205
Number of Holdings	96
Net Advisory Fee	$5,328
Portfolio Turnover	84%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Amphenol Corp.	4.5%
Broadcom, Inc.	4.3%
Blackrock, Inc.	3.9%
BAE Systems PLC	3.8%
Autodesk, Inc.	3.6%
Mastercard, Inc.	3.6%
Cisco Systems, Inc.	3.5%
Aon PLC	3.5%
Meta Platforms, Inc.	3.5%
Arthur J Gallagher & Co.	3.4%

Top Sectors	(%)
Industrials	21.2%
Technology	20.9%
Financials	18.6%
Health Care	9.6%
Consumer Staples	7.7%
Communications	7.5%
Consumer Discretionary	5.5%
Materials	3.4%
Energy	2.7%
Cash & Other	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.themesetfs.com/etfs/CZAR.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Natural Monopoly ETF	PAGE 2	TSR-AR-882927809

Themes Silver Miners ETF
AGMI (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Themes Silver Miners ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/AGMI. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Silver Miners ETF	$53	0.37%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Silver Miners ETF (AGMI), launched May 03, 2023, seeks to track the STOXX Global Silver Miners Index (STXSILVV), which identifies companies that derive their revenues from silver mining. AGMI seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the STXSILVV Index.
Silver-mining ETFs have delivered impressive performance in 2025, supported by a sharp rise in silver prices, which recently climbed above $31 per ounce, reaching multi-year highs. The rally has been fueled by surging industrial demand—particularly from the renewable-energy and electronics sectors, where silver remains essential for solar panels, electric vehicles, and semiconductors. Inflation concerns, a weaker U.S. dollar, and persistent market volatility have further boosted investor appetite for precious metals as a hedge, allowing silver to outperform many commodities. This combination of robust industrial use and renewed safe-haven demand has driven strong profitability among silver producers.
The top contributor and detractor to AGMI’s performance attribution included Wheaton Precious Metals Corp, which contributed by 1.35%, there were no detractors for this fund versus the index for the period ending 9/30/2025.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (5/3/2024)
Themes Silver Miners ETF	88.37	73.84
MSCI ACWI Index	17.27	21.89
STOXX Global Silver Mining Index	89.76	75.15
Visit www.themesetfs.com/etfs/AGMI for more recent performance information.
Themes Silver Miners ETF	PAGE 1	TSR-AR-882927817

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,757,637
Number of Holdings	38
Net Advisory Fee	$2,897
Portfolio Turnover	124%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Fresnillo PLC	9.7%
Newmont Corp.	9.6%
Industrias Penoles SAB de CV	9.4%
First Majestic Silver Corp.	6.2%
Wheaton Precious Metals Corp.	5.9%
Endeavour Silver Corp.	5.2%
Discovery Silver Corp.	4.6%
Zijin Mining Group Co. Ltd.	4.5%
Pan American Silver Corp.	4.3%
Triple Flag Precious Metals Corp.	3.8%

Top Sectors	(%)
Materials	99.5%
Cash & Other	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.themesetfs.com/etfs/AGMI.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Silver Miners ETF	PAGE 2	TSR-AR-882927817

Themes Transatlantic Defense ETF
NATO (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Themes Transatlantic Defense ETF for the period of October 10, 2024 to September 30, 2025. You can find additional information about the Fund at https://themesetfs.com/etfs/NATO. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Transatlantic Defense ETF	$44*	0.35%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Transatlantic Defense ETF (NATO), launched October 11, 2024 seeks to track the Solactive Transatlantic Aerospace and Defense Index (SOLNATON), which represents companies engaged in the aerospace and defense industry and headquartered in countries that are members of the North Atlantic Treaty Organization (NATO). The index identifies firms involved in defense technology, aerospace manufacturing, cybersecurity, and military support systems—sectors that play a critical role in global security and allied defense cooperation. NATO seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLNATON Index.
Aerospace and defense ETFs have gained momentum in 2025 as heightened geopolitical tensions and increased defense spending among NATO member nations drive demand for advanced military and security technologies. Governments are boosting budgets for modernization, missile defense, and aerospace innovation, while companies supplying critical equipment and technology benefit from multi-year procurement programs. The continued commitment to collective defense and innovation within the North Atlantic Treaty Organization has strengthened earnings visibility across the sector benefiting defense-focused ETFs.
The top contributor and detractor to NATO’s performance attribution included Axon Enterprise Inc, which contributed by 0.24% and Aselsan Elektronik Sanayi, which detracted by 0.16% versus the index for the period ending 9/30/2025.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes Transatlantic Defense ETF	PAGE 1	TSR-AR-882927767

TOTAL RETURN (%)

Since Inception (10/10/2024)
Themes Transatlantic Defense ETF NAV	55.70
MSCI ACWI Net Total Return Index (USD)	17.73
Solactive Transatlantic Aerospace and Defense Index NTR	56.19
Visit https://themesetfs.com/etfs/NATO for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$57,171,370
Number of Holdings	71
Net Advisory Fee	$66,931
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
GE Aerospace	8.8%
RTX Corp.	8.5%
Boeing Co.	7.0%
Airbus SE	6.2%
Honeywell International, Inc.	6.2%
Safran SA	5.6%
Rolls-Royce Holdings PLC	5.0%
Lockheed Martin Corp.	4.5%
Rheinmetall AG	4.4%
Northrop Grumman Corp.	4.2%

Top Sectors	(%)
Industrials	97.7%
Technology	1.8%
Consumer Discretionary	0.1%
Cash & Other	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://themesetfs.com/etfs/NATO.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Transatlantic Defense ETF	PAGE 2	TSR-AR-882927767

Themes Uranium & Nuclear ETF
URAN (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Themes Uranium & Nuclear ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/URAN. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Uranium & Nuclear ETF	$46	0.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Uranium & Nuclear ETF (URAN), launched September 24, 2024 seeks to track the BITA Global Uranium and Nuclear Select Index (BGUNSI), which identifies companies that derive their revenues from uranium mining, explorations, refining, processing, and royalties, as well as nuclear energy, equipment, technology, and infrastructure. URAN seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the BGUNSI Index.
Uranium- and nuclear-energy ETFs have surged as global demand for clean, dependable power mounts. With uranium spot prices climbing from around US $70–80 per pound to highs near US $83 per pound, supply constraints and heightened geopolitical tensions have added fuel to the advance. Countries including the U.S. and China are ramping up nuclear-capacity investment and accelerating deployment of small-modular reactors (SMRs), bolstering the appeal of nuclear as a strategic energy vector. As a result, nuclear- and uranium-mining companies are posting stronger earnings, and related ETFs are benefiting.
The top contributor and detractor to URAN’s performance attribution included Chengdu Guoguang Electric, which contributed by 1.97% and CGN Power Co LTD, which detracted by 0.66% versus the index for the period ending 9/30/2025.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes Uranium & Nuclear ETF	PAGE 1	TSR-AR-882927759

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (9/24/2024)
Themes Uranium & Nuclear ETF	63.20	70.63
MSCI ACWI Index	17.27	18.59
BITA Global Uranium and Nuclear Select Index	63.51	71.19
Visit www.themesetfs.com/etfs/URAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$20,452,223
Number of Holdings	42
Net Advisory Fee	$25,642
Portfolio Turnover	52%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Constellation Energy Corp.	8.6%
Cameco Corp.	7.7%
Oklo, Inc.	4.9%
Silex Systems Ltd.	3.9%
Lightbridge Corp.	3.6%
American Electric Power Co., Inc.	3.4%
Duke Energy Corp.	3.4%
PG&E Corp.	3.2%
Centrus Energy Corp.	3.2%
NexGen Energy Ltd.	3.1%

Top Sectors	(%)
Materials	46.3%
Utilities	34.9%
Industrials	14.3%
Technology	3.9%
Cash & Other	0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.themesetfs.com/etfs/URAN.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Uranium & Nuclear ETF	PAGE 2	TSR-AR-882927759

Themes US Cash Flow Champions ETF
LGCF (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Themes US Cash Flow Champions ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/LGCF. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US Cash Flow Champions ETF	$32	0.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes US Cash Flow Champions ETF (LGCF), launched on December 13, 2023, seeks to track the Solactive US Cash Flow Champions Index (SOLUCFCT), which identifies the top 75 large/mid capitalization companies with the highest 3 years of positive cash flow yield. LGCF seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLUCFCT Index.
U.S. Cash-Flow  ETFs have gained traction this year as investors favor companies generating strong, stable cash flows amid ongoing economic volatility. With persistent inflation and rising input costs, firms that reliably convert earnings into cash and maintain solid balance sheets remain attractive. Signals from the Federal Reserve that a pause in rate hikes may be approaching have also supported sentiment toward businesses with lower leverage and reduced interest-rate sensitivity. Still, elevated costs and uneven demand trends have pressured some cash-flow-focused companies, creating pockets of performance dispersion. Even so, the emphasis on U.S.-based firms with strong free-cash-flow profiles continues to offer relative stability in an uncertain global environment.
The top contributor and detractor of LGCF’s performance was Applovin Corp, adding 1.28% to relative returns, while the top detractor was Bristol-Myers Squibb., which reduced performance by 0.72% versus the index for the period ending 9/30/2025.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes US Cash Flow Champions ETF	PAGE 1	TSR-AR-882927882

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/13/2023)
Themes US Cash Flow Champions ETF	13.44	19.10
S&P 500 Index	17.60	24.09
Solactive US Cash Flow Champions Index	13.91	19.55
Visit www.themesetfs.com/etfs/LGCF for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$2,708,733
Number of Holdings	76
Net Advisory Fee	$6,002
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
AbbVie, Inc.	5.8%
JPMorgan Chase & Co.	5.1%
Chevron Corp.	5.0%
Wells Fargo & Co.	4.9%
Exxon Mobil Corp.	4.9%
Uber Technologies, Inc.	3.9%
American Express Co.	3.6%
AppLovin Corp.	3.6%
Progressive Corp.	2.8%
Pfizer, Inc.	2.8%

Top Sectors	(%)
Financials	39.1%
Energy	20.2%
Health Care	18.3%
Communications	9.5%
Consumer Discretionary	4.4%
Consumer Staples	2.8%
Technology	2.4%
Industrials	1.4%
Materials	0.8%
Cash & Other	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.themesetfs.com/etfs/LGCF.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes US Cash Flow Champions ETF	PAGE 2	TSR-AR-882927882

Themes US Infrastructure ETF
HWAY (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Themes US Infrastructure ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/HWAY. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US Infrastructure ETF	$33	0.31%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes US Infrastructure ETF (HWAY) launched September 12, 2024, seeks to track the Solactive United States Infrastructure Index (SOLUSIST), which identifies US infrastructure companies that derive their revenues from either: (1) Building Materials & Equipment, (2) Construction, (3) Logistics or (4) Engineering Services. HWAY seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLUSIST Index.
U.S. infrastructure  ETFs have continued to build momentum in 2025, supported by a steady rollout of federal and state spending tied to the Infrastructure Investment and Jobs Act and the Inflation Reduction Act. These programs are channeling hundreds of billions of dollars into projects spanning transportation, renewable energy, broadband expansion, and water systems, creating sustained demand for construction, engineering, and materials companies. Private-sector participation—particularly in clean energy and advanced manufacturing—has further amplified growth across the infrastructure value chain. As the U.S. prioritizes modernization, energy transition, and climate resilience, infrastructure-focused ETFs have benefited from strong earnings in industrial and utility holdings. However, performance has been limited at times by project delays, rising construction and labor costs, and higher interest rates, which have pressured margins for capital-intensive companies and introduced volatility into the sector’s overall returns.
The top contributor and detractor to HWAY’s performance attribution included Caterpillar Inc, which contributed by.03% and Norfolk Southern Corp, which detracted by.04% versus the index for the period ending 9/30/2025.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes US Infrastructure ETF	PAGE 1	TSR-AR-882927726

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (9/12/2024)
Themes US Infrastructure ETF	13.54	21.73
S&P 500 Index	17.60	20.89
Solactive United States Infrastructure Index	13.60	21.80
Visit www.themesetfs.com/etfs/HWAY for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,227,184
Number of Holdings	97
Net Advisory Fee	$3,110
Portfolio Turnover	10%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Caterpillar, Inc.	5.9%
CRH PLC	4.8%
Norfolk Southern Corp.	4.7%
Emerson Electric Co.	4.5%
CSX Corp.	4.4%
United Rentals, Inc.	4.4%
Quanta Services, Inc.	4.2%
Fastenal Co.	3.9%
Union Pacific Corp.	3.8%
Deere & Co.	3.8%

Top Sectors	(%)
Industrials	74.3%
Materials	22.4%
Consumer Discretionary	2.4%
Utilities	0.3%
Energy	0.1%
Technology	0.0%
Cash & Other	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.themesetfs.com/etfs/HWAY.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes US Infrastructure ETF	PAGE 2	TSR-AR-882927726

Themes US R&D Champions ETF
USRD (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Themes US R&D Champions ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/USRD. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US R&D Champions ETF	$32	0.31%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes US R&D Champions ETF (USRD) was launched December 13, 2023, seeks to track the Solactive US R&D Champions Index (SOLURDCT), which identifies 50 profitable R&D companies with (1) 3 years of Increasing R&D Spending, (2) 3 years of Positive Return on Equity (ROE), and (3) Positive Profit Margins. USRD seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLURDCT Index.
U.S. R&D-themed ETFs continue to perform well in 2025 as companies with strong research and development investment maintain a competitive edge and drive long-term growth. Firms ramping up R&D in areas like AI, biotech, and advanced manufacturing are viewed as innovation leaders, supported in part by federal incentives under programs such as the CHIPS and Science Act. U.S. equities more broadly have remained resilient, backed by solid earnings and steady growth in technology and healthcare. However, R&D-focused companies also face challenges, including rising development costs, longer commercialization timelines, and increased competition for technical talent, which can pressure margins and create performance dispersion within the sector.
The top contributor and detractor of USRD’s performance was Lam Research Corp, adding 1.24% to relative returns, while the top detractor was Trade Desk Inc., which reduced performance by 1.82% versus the index for the period ending 9/30/2025.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes US R&D Champions ETF	PAGE 1	TSR-AR-882927874

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/13/2023)
Themes US R&D Champions ETF	9.56	18.82
S&P 500 Index	17.60	24.09
Solactive US R&D Champions Index	10.28	19.48
Visit www.themesetfs.com/etfs/USRD for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$999,738
Number of Holdings	51
Net Advisory Fee	$3,071
Portfolio Turnover	56%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Tesla, Inc.	2.8%
Lam Research Corp.	2.8%
Electronic Arts, Inc.	2.6%
Alphabet, Inc.	2.6%
Apple, Inc.	2.4%
Arista Networks, Inc.	2.3%
Applied Materials, Inc.	2.3%
QUALCOMM, Inc.	2.2%
Broadcom, Inc.	2.2%
Johnson & Johnson	2.2%

Top Sectors	(%)
Technology	50.7%
Health Care	17.8%
Communications	10.0%
Industrials	9.6%
Consumer Discretionary	4.7%
Consumer Staples	3.4%
Materials	1.8%
Real Estate	1.8%
Cash & Other	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.themesetfs.com/etfs/USRD.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes US R&D Champions ETF	PAGE 2	TSR-AR-882927874

Themes US Small Cap Cash Flow Champions ETF
SMCF (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Themes US Small Cap Cash Flow Champions ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/SMCF. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US Small Cap Cash Flow Champions ETF	$31	0.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes US Small Cap Cash Flow Champions ETF (SMCF), launched on December 13, 2023, seeks to track the Solactive US Small Cap Cash Flow Champions Index (SOLSUCCT), which identifies the top small capitalization companies with the highest 3 years of positive cash flow yield. SMCF seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLSUCCT Index.
U.S. small-cap cash-flow  ETFs have seen encouraging performance this year as macro conditions lean in favor of agile, cash-generating companies. With the Federal Reserve signaling a pause in rate hikes and borrowing costs stabilizing, small-cap firms that rely on financing to fuel growth are benefiting, supported by steady consumer spending and improving conditions among regional banks. Small caps still faced meaningful headwinds in 2025, including elevated wage costs, lingering supply-chain pressures, and tighter credit standards than those available to larger firms. Their limited pricing power also makes it harder to absorb rising input costs, contributing to periods of volatility.
The top contributor and detractor of SMCF’s performance to the attribution of the underlying included Flex LTD, which contributed by.24% and Williams-Sonoma, which detracted.21% versus the index for the period ending 9/30/2025.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes US Small Cap Cash Flow Champions ETF	PAGE 1	TSR-AR-882927866

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/13/2023)
Themes US Small Cap Cash Flow Champions ETF	8.43	17.71
S&P 500 Index	17.60	24.09
Solactive US Small Cap Cash Flow Champions Index	7.97	17.67
Visit www.themesetfs.com/etfs/SMCF for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$4,333,927
Number of Holdings	75
Net Advisory Fee	$10,454
Portfolio Turnover	42%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
East West Bancorp, Inc.	4.7%
Toll Brothers, Inc.	4.4%
Builders FirstSource, Inc.	4.3%
Reinsurance Group of America, Inc.	4.1%
Mueller Industries, Inc.	3.7%
Old Republic International Corp.	3.3%
Sterling Infrastructure, Inc.	3.2%
APA Corp.	2.8%
UMB Financial Corp.	2.6%
HF Sinclair Corp.	2.6%

Top Sectors	(%)
Financials	48.2%
Energy	17.4%
Consumer Discretionary	13.2%
Industrials	9.9%
Materials	4.6%
Technology	1.8%
Consumer Staples	1.7%
Health Care	1.5%
Communications	1.4%
Cash & Other	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.themesetfs.com/etfs/SMCF.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes US Small Cap Cash Flow Champions ETF	PAGE 2	TSR-AR-882927866

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Sanjay R. Bharwani, Neil Fleming and Tracy N. Packwood are each determined to be an “audit committee financial expert” and are considered “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2025	FYE 9/30/2024
(a) Audit Fees	$196,000	$196,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$59,500	$59,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 9/30/2025	FYE 9/30/2024
Registrant	NONE	NONE
Registrant’s Investment Adviser	NONE	NONE

(h) Because no non-audit services were rendered, the audit committee of the board of trustees did not consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence, and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The registrant’s financial statements are filed herewith.

Themes ETF Trust
Themes China Generative Artificial Intelligence ETF | DRGN
Themes Cloud Computing ETF | CLOD
Themes Copper Miners ETF | COPA
Themes Cybersecurity ETF | SPAM
Themes Generative Artificial Intelligence ETF | WISE
Themes Global Systemically Important Banks ETF | GSIB
Themes Gold Miners ETF | AUMI
Themes Humanoid Robotics ETF | BOTT
Themes Lithium & Battery Metal Miners ETF | LIMI
Themes Natural Monopoly ETF | CZAR
Themes Silver Miners ETF | AGMI
Themes Transatlantic Defense ETF | NATO
Themes Uranium & Nuclear ETF | URAN
Themes US Cash Flow Champions ETF | USCF
Themes US Infrastructure ETF | HWAY
Themes US R&D Champions ETF | USRD
Themes US Small Cap Cash Flow Champions ETF | SMCF
Annual Financial Statements and Additional Information
September 30, 2025

THEMES CHINA GENERATIVE ARTIFICIAL INTELLIGENCE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.3%
Consumer Discretionary Products - 0.5%
ECARX Holdings, Inc. - Class A(a)	55,076	$110,703
Financial Services - 0.5%
Bairong, Inc.(a)(b)	92,200	128,905
Industrial Products - 3.2%
RoboSense Technology Co. Ltd.(a)	137,800	748,325
Media - 23.1%
360 Security Technology, Inc. - Class A	672,800	1,068,964
Baidu, Inc. - ADR(a)	13,249	1,745,821
Kingsoft Corp. Ltd.	241,600	1,074,820
Kuaishou Technology(b)	144,300	1,568,730
		5,458,335
Retail & Wholesale - Discretionary - 4.7%
Zhejiang Dahua Technology Co. Ltd. - Class A	392,600	1,111,322
Software & Technology Services - 33.2%(c)
Arcsoft Corp. Ltd. - Class A	87,000	724,751
Beijing Fourth Paradigm Technology Co. Ltd. - Class H(a)	101,100	900,968
Cambricon Technologies Corp. Ltd. - Class A(a)	7,500	1,396,020
Iflytek Co. Ltd. - Class A	143,000	1,125,968
Kingsoft Cloud Holdings Ltd.(a)	889,600	938,533
SenseTime Group, Inc. - Class B(a)(b)	3,998,600	1,484,969
TRS Information Technology Corp. Ltd. - Class A(a)	265,800	836,780
Tuya, Inc. - ADR	68,622	169,496
Yidu Tech, Inc.(a)(b)	309,700	262,662
		7,840,147
Tech Hardware & Semiconductors - 34.1%(c)
Foxconn Industrial Internet Co. Ltd. - Class A	172,600	1,600,535
Hygon Information Technology Co. Ltd. - Class A	29,200	1,036,169
IEIT Systems Co. Ltd.	106,000	1,108,180
Montage Technology Co. Ltd. - Class A	85,300	1,854,960
Xiaomi Corp. - Class B(a)(b)	196,100	1,360,764
Yuanjie Semiconductor Technology Co. Ltd. - Class A	18,000	1,084,787
		8,045,395
TOTAL COMMON STOCKS (Cost $21,587,005)		23,443,132

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%
First American Treasury Obligations Fund - Class X, 4.02%(d)	152,623	$152,623
TOTAL MONEY MARKET FUNDS (Cost $152,623)		152,623
TOTAL INVESTMENTS - 99.9% (Cost $21,739,628)		$23,595,755
Other Assets in Excess of Liabilities - 0.1%		30,597
TOTAL NET ASSETS - 100.0%		$23,626,352

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $4,806,030 or 20.3% of the Fund’s net assets.

(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

THEMES CLOUD COMPUTING ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.8%
Industrial Products - 0.8%
Hexagon AB - Class B	1,039	$12,350
Media - 17.1%
Alphabet, Inc. - Class A	358	87,030
AppLovin Corp. - Class A(a)	127	91,255
GoDaddy, Inc. - Class A(a)	66	9,031
Prosus NV	644	45,320
VeriSign, Inc.	41	11,462
		244,098
Retail & Wholesale - Discretionary - 8.3%
Amazon.com, Inc.(a)	284	62,358
MercadoLibre, Inc.(a)	24	56,087
		118,445
Software & Technology Services - 72.6%(b)
Adobe, Inc.(a)	169	59,615
Akamai Technologies, Inc.(a)	73	5,530
Atlassian Corp. - Class A(a)	83	13,255
Autodesk, Inc.(a)	108	34,308
Booz Allen Hamilton Holding Corp.	63	6,297
CACI International, Inc. - Class A(a)	11	5,487
Cadence Design Systems, Inc.(a)	136	47,771
Check Point Software Technologies Ltd.(a)	43	8,897
Cloudflare, Inc. - Class A(a)	155	33,261
Commvault Systems, Inc.(a)	24	4,531
Confluent, Inc. - Class A(a)	128	2,534
CoreWeave, Inc. - Class A(a)	93	12,727
Crowdstrike Holdings, Inc. - Class A(a)	124	60,807
CyberArk Software Ltd.(a)	25	12,079
Dassault Systemes SE	346	11,581
Datadog, Inc. - Class A(a)	154	21,930
Dropbox, Inc. - Class A(a)	118	3,565
Dynatrace, Inc.(a)	142	6,880
Fortinet, Inc.(a)	308	25,897
HubSpot, Inc.(a)	25	11,695
Intuit, Inc.	82	55,999
Microsoft Corp.	126	65,262
MongoDB, Inc.(a)	39	12,105
Nutanix, Inc. - Class A(a)	133	9,894
Okta, Inc.(a)	87	7,978
Oracle Corp.	268	75,372
Palo Alto Networks, Inc.(a)	307	62,511
Rubrik, Inc. - Class A(a)	48	3,948
Salesforce, Inc.	233	55,221
SAP SE	203	54,316
ServiceNow, Inc.(a)	62	57,057
Snowflake, Inc. - Class A(a)	162	36,539
Strategy, Inc. - Class A(a)	132	42,532
Synopsys, Inc.(a)	94	46,379

	Shares	Value
Wix.com Ltd.(a)	29	$5,151
Workday, Inc. - Class A(a)	109	26,239
Xero Ltd.(a)	81	8,442
Zoom Communications, Inc. - Class A(a)	130	10,725
Zscaler, Inc.(a)	47	14,084
		1,038,401
Tech Hardware & Semiconductors - 1.0%
F5, Inc.(a)	29	9,372
InterDigital, Inc.	13	4,488
		13,860
TOTAL COMMON STOCKS (Cost $1,167,383)		1,427,154
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Treasury Obligations Fund - Class X, 4.02%(c)	1,060	1,060
TOTAL MONEY MARKET FUNDS (Cost $1,060)		1,060
TOTAL INVESTMENTS - 99.9% (Cost $1,168,443)		$1,428,214
Other Assets in Excess of Liabilities - 0.1%		812
TOTAL NET ASSETS - 100.0%		$1,429,026

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

THEMES COPPER MINERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.7%
Industrial Services - 1.8%
Guangdong Feinan Resources Recycling Co. Ltd. - Class A	8,040	$20,229
Materials - 97.9%(a)
29Metals Ltd.(b)	26,936	7,219
Aeris Resources Ltd.(b)	15,872	5,094
Altius Minerals Corp.	422	10,149
Antofagasta PLC	1,206	44,620
Arizona Sonoran Copper Co., Inc.(b)	1,797	3,951
Atalaya Mining Copper, S.A.	2,124	17,911
Aurubis AG	186	23,191
Avino Silver & Gold Mines Ltd.(b)	2,697	14,147
BHP Group Ltd.	1,350	37,992
Boliden AB(b)	503	20,447
Capstone Copper Corp.(b)	4,611	39,162
Central Asia Metals PLC	4,409	8,989
Chalice Mining Ltd.(b)	8,735	14,392
Chilean Metals, Inc.(b)(c)	78	0
China Gold International Resources Corp. Ltd.	133	2,382
China Nonferrous Mining Corp. Ltd.	20,197	38,879
Cia de Minas Buenaventura SAA - ADR	603	14,671
Collective Mining Ltd.(b)	726	10,543
ERO Copper Corp.(b)	1,518	30,748
First Quantum Minerals Ltd.(b)	2,310	52,252
Foran Mining Corp.(b)	4,057	11,340
Freeport-McMoRan, Inc.	1,905	74,714
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. - Class A	1,600	17,109
Glencore PLC	8,331	38,274
GoldMining, Inc.(b)	1,382	1,688
Hot Chili Ltd.(b)	2,272	1,383
Hudbay Minerals, Inc.	1,602	24,265
Imperial Metals Corp.(b)	716	3,035
Ivanhoe Electric, Inc.(b)	1,691	21,222
Ivanhoe Mines Ltd. - Class A(b)	4,174	44,268
Jiangxi Copper Co. Ltd. - Class A	6,500	32,407
Jiangxi Copper Co. Ltd. - Class H	8,550	33,510
Jinchuan Group International Resources Co. Ltd.(b)(c)	97,134	0
Jiujiang Defu Technology Co. Ltd. - Class A(b)	6,300	31,852
Lundin Mining Corp.	2,842	42,394
Mitsubishi Materials Corp.	700	13,149
MMG Ltd.(b)	34,225	29,687
NGEx Minerals Ltd.(b)	1,000	18,646
Nittetsu Mining Co. Ltd.	1,500	20,245
Power Metallic Mines, Inc.(b)	1,955	2,037
Ramelius Resources Ltd.	7,642	19,620
Sandfire Resources Ltd.(b)	2,198	20,755
Sandstorm Gold Ltd.	887	11,103
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. - Class A	12,900	10,330

	Shares	Value
Solaris Resources, Inc.(b)	2,688	$17,151
SolGold PLC(b)	62,338	12,609
Southern Copper Corp.	315	38,235
St Augustine Gold and Copper Ltd.(b)	7,524	2,217
Talon Metals Corp.(b)	19,578	6,190
Taseko Mines Ltd.(b)	5,802	24,597
Teck Resources Ltd. - Class B	1,007	44,174
US Goldmining, Inc.(b)	443	5,695
WA1 Resources Ltd.(b)	958	11,664
		1,082,304
TOTAL COMMON STOCKS (Cost $824,150)		1,102,533
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Treasury Obligations Fund - Class X, 4.02%(d)	2,051	2,051
TOTAL MONEY MARKET FUNDS (Cost $2,051)		2,051
TOTAL INVESTMENTS - 99.9% (Cost $826,201)		$1,104,584
Other Assets in Excess of Liabilities - 0.1%		1,428
TOTAL NET ASSETS - 100.0%		$1,106,012

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

THEMES CYBERSECURITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.7%
Industrial Services - 2.9%
Alarm.com Holdings, Inc.(a)	1,131	$60,033
Software & Technology Services - 88.7%(b)
Akamai Technologies, Inc.(a)	1,117	84,624
Arqit Quantum, Inc.(a)	147	5,696
BlackBerry Ltd.(a)	13,928	67,969
Booz Allen Hamilton Holding Corp.	842	84,158
BTQ Technologies Corp.(a)	2,120	14,685
CACI International, Inc. - Class A(a)	186	92,773
Check Point Software Technologies Ltd.(a)	390	80,695
Clear Secure, Inc. - Class A	1,974	65,892
Crowdstrike Holdings, Inc. - Class A(a)	175	85,817
CyberArk Software Ltd.(a)	222	107,259
Digital Arts, Inc.	200	10,386
Fastly, Inc. - Class A(a)	3,223	27,557
Fortinet, Inc.(a)	837	70,375
Gorilla Technology Group, Inc.(a)	520	9,599
Nebius Group NV(a)	1,956	219,600
Netcompany Group AS(a)(c)	682	25,915
Okta, Inc.(a)	908	83,264
OneSpan, Inc.	849	13,491
OVH Groupe SA(a)	529	7,627
Palo Alto Networks, Inc.(a)	437	88,982
Qoria Ltd.(a)	23,546	11,296
Qualys, Inc.(a)	617	81,648
Radware Ltd.(a)	843	22,331
Rapid7, Inc.(a)	1,507	28,256
SailPoint, Inc.(a)	1,654	36,520
SentinelOne, Inc. - Class A(a)	4,863	85,637
SUNeVision Holdings Ltd.	14,900	13,154
Tenable Holdings, Inc.(a)	2,540	74,066
Trend Micro, Inc.	1,400	76,681
Varonis Systems, Inc.(a)	1,681	96,607
Zscaler, Inc.(a)	285	85,403
		1,857,963
Tech Hardware & Semiconductors - 1.4%
A10 Networks, Inc.	1,670	30,311
Telecommunications - 6.7%
NEXTDC Ltd.(a)	10,030	112,295
Vnet Group, Inc. - ADR(a)	2,699	27,881
		140,176
TOTAL COMMON STOCKS (Cost $1,789,912)		2,088,483

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Treasury Obligations Fund - Class X, 4.02%(d)	6,907	$6,907
TOTAL MONEY MARKET FUNDS (Cost $6,907)		6,907
TOTAL INVESTMENTS - 100.0% (Cost $1,796,819)		$2,095,390
Liabilities in Excess of Other Assets - (0.0)%(e)		(344)
TOTAL NET ASSETS - 100.0%		$2,095,046

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $25,915 or 1.2% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

THEMES GENERATIVE ARTIFICIAL INTELLIGENCE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary Products - 1.4%
Pony AI, Inc. - ADR(a)	25,059	$563,577
Financial Services - 3.9%
Bairong, Inc.(a)(b)	1,122,496	1,569,370
Health Care - 1.2%
CorVel Corp.(a)	4,871	377,113
JMDC, Inc.	3,300	99,969
		477,082
Media - 2.9%
Alphabet, Inc. - Class A	4,762	1,157,642
Retail & Wholesale - Discretionary - 3.3%
Amazon.com, Inc.(a)	6,115	1,342,670
Software & Technology Services - 53.8%(c)
Amdocs Ltd.	3,537	290,211
Beijing Fourth Paradigm Technology Co. Ltd. - Class H(a)	173,211	1,543,595
BigBear.ai Holdings, Inc.(a)	206,009	1,343,179
C3.ai, Inc. - Class A(a)	66,799	1,158,295
Cerence, Inc.(a)	58,679	731,140
Datasection, Inc.(a)	39,300	593,413
Duos Technologies Group, Inc.(a)	42,392	312,005
Gorilla Technology Group, Inc.(a)	92,929	1,715,469
Grid Dynamics Holdings, Inc.(a)	141,812	1,093,371
Informatica, Inc. - Class A(a)	14,290	354,964
Microsoft Corp.	2,885	1,494,286
nCino, Inc.(a)	20,685	560,770
Palantir Technologies, Inc. - Class A(a)	7,477	1,363,954
PKSHA Technology, Inc.(a)	36,200	944,869
Pluszero, Inc.(a)	2,000	50,918
Rezolve AI PLC(a)	263,266	1,311,065
Salesforce, Inc.	867	205,479
Snowflake, Inc. - Class A(a)	2,658	599,512
SoundHound AI, Inc. - Class A(a)	101,995	1,640,080
UiPath, Inc. - Class A(a)	10,780	144,236
Veritone, Inc.(a)	587,820	2,833,292
Yidu Tech, Inc.(a)(b)	199,445	169,153
Zeta Global Holdings Corp. - Class A(a)	60,019	1,192,578
		21,645,834
Tech Hardware & Semiconductors - 33.4%(c)
Advanced Micro Devices, Inc.(a)	9,451	1,529,077
Ambarella, Inc.(a)	9,886	815,793
Apple, Inc.	7,624	1,941,299
Arista Networks, Inc.(a)	6,110	890,288
BrainChip Holdings Ltd.(a)	3,865,196	511,520
Broadcom, Inc.	4,467	1,473,708
CEVA, Inc.(a)	42,998	1,135,577
Intel Corp.	43,154	1,447,817
Lattice Semiconductor Corp.(a)	14,595	1,070,105

	Shares	Value
NVIDIA Corp.	9,542	$1,780,346
Zepp Health Corp. - ADR(a)	18,161	831,411
		13,426,941
TOTAL COMMON STOCKS (Cost $34,870,832)		40,183,116
SHORT-TERM INVESTMENTS
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.02%(d)	57,874	57,874
TOTAL MONEY MARKET FUNDS (Cost $57,874)		57,874
TOTAL INVESTMENTS - 100.0% (Cost $34,928,706)		$40,240,990
Liabilities in Excess of Other Assets - (0.0)%(e)		(6,549)
TOTAL NET ASSETS - 100.0%		$40,234,441

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $1,738,523 or 4.3% of the Fund’s net assets.

(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

5

THEMES GLOBAL SYSTEMICALLY IMPORTANT BANKS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.7%
Banking - 81.9%(a)
Agricultural Bank of China Ltd. - Class H	1,071,082	$722,593
Banco Santander SA - ADR	69,960	733,181
Bank of America Corp.	13,765	710,136
Bank of China Ltd. - Class H	1,309,429	716,808
Bank of Communications Co. Ltd. - Class H	846,714	710,496
Barclays PLC - ADR	35,178	727,129
BNP Paribas SA - ADR	15,951	726,089
China Construction Bank Corp. - Class H	747,902	718,882
Citigroup, Inc.	6,990	709,485
Credit Agricole SA	36,780	721,998
Deutsche Bank AG	20,293	718,575
HSBC Holdings PLC - ADR	10,363	735,566
Industrial & Commercial Bank of China Ltd. - ADR	49,198	722,227
ING Groep NV - ADR	27,918	728,101
JPMorgan Chase & Co.	2,278	718,550
Mitsubishi UFJ Financial Group, Inc. - ADR	44,992	717,172
Mizuho Financial Group, Inc. - ADR	105,379	706,039
Royal Bank of Canada	4,880	718,922
Societe Generale SA	10,745	710,993
Standard Chartered PLC - ADR	18,512	727,892
Sumitomo Mitsui Financial Group, Inc. - ADR	42,371	709,291
Toronto-Dominion Bank	9,063	724,587
Wells Fargo & Co.	8,481	710,877
		16,545,589
Financial Services - 17.8%
Bank of New York Mellon Corp.	6,562	714,995
Goldman Sachs Group, Inc.	901	717,511
Morgan Stanley	4,506	716,274
State Street Corp.	6,262	726,455
UBS Group AG	17,657	723,937
		3,599,172
TOTAL COMMON STOCKS (Cost $17,809,088)		20,144,761
SHORT-TERM INVESTMENTS
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.02%(b)	15,694	15,694
TOTAL MONEY MARKET FUNDS (Cost $15,694)		15,694
TOTAL INVESTMENTS - 99.8% (Cost $17,824,782)		$20,160,455
Other Assets in Excess of Liabilities - 0.2%		32,258
TOTAL NET ASSETS - 100.0%		$20,192,713

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

6

THEMES GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.7%
Materials - 99.7%(a)
Agnico Eagle Mines Ltd.	4,988	$840,114
Alamos Gold, Inc. - Class A	24,075	839,174
Anglogold Ashanti PLC	12,512	879,969
B2Gold Corp.	172,130	850,941
Capricorn Metals Ltd.(b)	59,246	518,656
DPM Metals, Inc.	27,255	604,165
Endeavour Mining PLC	20,163	846,971
Equinox Gold Corp.(b)	85,384	956,482
Genesis Minerals Ltd.(b)	161,481	629,358
Gold Fields Ltd. - ADR	22,152	929,498
IAMGOLD Corp.(b)	77,934	1,006,865
K92 Mining, Inc.(b)	38,102	460,499
Kinross Gold Corp.	34,872	865,473
Lundin Gold, Inc.	11,988	776,718
Northern Star Resources Ltd.	59,078	927,650
OceanaGold Corp.	37,651	803,773
Orla Mining Ltd.(b)	33,881	365,419
Perseus Mining Ltd.	225,423	730,895
Ramelius Resources Ltd.	309,834	795,466
Regis Resources Ltd.	121,539	483,338
Torex Gold Resources, Inc.(b)	14,039	583,470
Vault Minerals Ltd.(b)	1,018,644	444,864
Wesdome Gold Mines Ltd.(b)	23,950	373,095
West African Resources Ltd.(b)	137,931	277,457
Westgold Resources Ltd.	153,080	453,793
Zhaojin Mining Industry Co. Ltd. - Class H	245,913	987,830
TOTAL COMMON STOCKS (Cost $16,429,852)		18,231,933
SHORT-TERM INVESTMENTS
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.02%(c)	16,521	16,521
TOTAL MONEY MARKET FUNDS (Cost $16,521)		16,521
TOTAL INVESTMENTS - 99.8% (Cost $16,446,373)		$18,248,454
Other Assets in Excess of Liabilities - 0.2%		39,134
TOTAL NET ASSETS - 100.0%		$18,287,588

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

7

THEMES HUMANOID ROBOTICS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.6%
Consumer Discretionary Products - 14.5%
Ecovacs Robotics Co. Ltd. - Class A	23,800	$359,418
Tesla, Inc.(a)	646	287,289
XPeng, Inc. - Class A(a)	13,200	158,004
		804,711
Industrial Products - 70.8%(b)
Clobot Co. Ltd.(a)	9,157	187,310
CMES, Inc./Korea(a)	4,950	93,846
CSG Smart Science&Technology Co. Ltd. - Class A(a)	24,700	47,051
EFORT Intelligent Robot Co. Ltd.(a)	59,900	212,557
Estun Automation Co. Ltd. - Class A(a)	33,900	121,914
Guangdong Topstar Technology Co. Ltd. - Class A(a)	22,900	115,104
Harmonic Drive Systems, Inc.	3,900	69,806
Hesai Group - ADR(a)	8,253	231,909
Hirata Corp.	11,000	144,822
Hyulim ROBOT Co. Ltd.(a)	89,801	204,813
MDA Space Ltd.(a)	6,645	165,492
Neuromeka Co. Ltd.(a)	11,321	224,314
Palladyne AI Corp.(a)	22,442	192,777
Rainbow Robotics(a)	992	218,473
Richtech Robotics, Inc. - Class B(a)	100,985	433,226
Shanghai Kelai Mechatronics Engineering Co. Ltd. - Class A	62,300	187,991
Shanghai STEP Electric Corp. - Class A(a)	5,900	16,974
Shenzhen Inovance Technology Co. Ltd. - Class A	16,000	188,401
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. - Class A	4,000	77,067
T-Robotics Co. Ltd.(a)	21,696	184,943
UBTech Robotics Corp. Ltd. - Class H(a)	19,500	386,144
Yaskawa Electric Corp.	1,200	25,617
Yijiahe Technology Co. Ltd. - Class A(a)	42,000	201,786
		3,932,337
Media - 3.7%
Serve Robotics, Inc.(a)	17,858	207,689
Software & Technology Services - 2.0%
Cambricon Technologies Corp. Ltd. - Class A(a)	600	111,682
Tech Hardware & Semiconductors - 8.6%
NVIDIA Corp.	1,171	218,485
Teradyne, Inc.	1,867	256,974
		475,459
TOTAL COMMON STOCKS (Cost $5,119,751)		5,531,878

	Shares	Value
SHORT-TERM INVESTMENTS
Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 4.02%(c)	22,154	$22,154
TOTAL MONEY MARKET FUNDS (Cost $22,154)		22,154
TOTAL INVESTMENTS - 100.0% (Cost $5,141,905)		$5,554,032
Other Assets in Excess of Liabilities - 0.0%(d)		1,957
TOTAL NET ASSETS - 100.0%		$5,555,989

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

8

THEMES LITHIUM & BATTERY METAL MINERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.5%
Materials - 99.5%(a)
Albemarle Corp.	252	$20,432
AMG Critical Materials NV	625	21,045
Beijing Easpring Material Technology Co. Ltd. - Class A	1,200	11,192
Canada Nickel Co., Inc.(b)	1,587	1,163
Chalice Mining Ltd.(b)	7,760	12,786
Core Lithium Ltd.(b)	37,537	2,608
Elevra Lithium Ltd.(b)	1,008	2,401
Eramet SA	148	9,696
Ganfeng Lithium Group Co. Ltd. - Class A	1,500	12,829
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. - Class A	900	9,624
GEM Co. Ltd. - Class A	9,100	10,764
Guangzhou Tinci Materials Technology Co. Ltd. - Class A	2,616	14,027
IGO Ltd.(b)	6,387	21,892
ioneer Ltd.(b)	27,047	2,953
Jiangsu Ruitai New Energy Materials Co. Ltd. - Class A	3,100	9,672
Latin Resources Ltd.(b)(c)	2,024	0
Liontown Resources Ltd.(b)	33,307	21,709
Lithium Americas Corp.(b)	2,939	16,789
Lithium Argentina AG(b)	453	1,510
Mineral Resources Ltd.(b)	835	22,731
Minerals 260 Ltd.(b)	14,414	2,384
Ningbo Shanshan Co. Ltd. - Class A(b)	5,500	12,285
Pilbara Minerals Ltd.(b)	12,960	21,611
PMET Resources, Inc.(b)	861	2,468
Shanghai Putailai New Energy Technology Co. Ltd. - Class A	2,600	11,293
Shenzhen Capchem Technology Co. Ltd. - Class A	1,400	10,498
Sichuan Yahua Industrial Group Co. Ltd. - Class A	4,800	10,027
Sigma Lithium Corp.(b)	150	948
Sociedad Quimica y Minera de Chile SA - ADR(b)	210	9,026
St George Mining Ltd.(b)	37,392	3,093
Standard Lithium Ltd.(b)	477	1,638
Syrah Resources Ltd.(b)	20,573	3,608
Talon Metals Corp.(b)	6,838	2,162
Tianqi Lithium Corp. - Class A(b)	1,400	9,356
Vulcan Energy Resources Ltd.(b)	3,705	14,710
Xiamen Tungsten Co. Ltd.	2,300	9,564
Youngy Co. Ltd. - Class A	1,800	9,945
Zhejiang Huayou Cobalt Co. Ltd. - Class A	1,300	12,035
TOTAL COMMON STOCKS (Cost $265,866)		372,474

	Shares	Value
SHORT-TERM INVESTMENTS
Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 4.02%(d)	1,379	$1,379
TOTAL MONEY MARKET FUNDS (Cost $1,379)		1,379
TOTAL INVESTMENTS - 99.9% (Cost $267,245)		$373,853
Other Assets in Excess of Liabilities - 0.1%		237
TOTAL NET ASSETS - 100.0%		$374,090

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

9

THEMES NATURAL MONOPOLY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.7%
Consumer Discretionary Products - 1.2%
Ferrari NV	19	$9,182
Suzuki Motor Corp.	700	10,226
		19,408
Consumer Staple Products - 4.4%
Anheuser-Busch InBev SA/NV	217	12,942
Coca-Cola Co.	210	13,927
General Mills, Inc.	289	14,571
PepsiCo, Inc.	113	15,870
Procter & Gamble Co.	93	14,290
		71,600
Financial Services - 11.6%
Blackrock, Inc.	55	64,123
Corpay, Inc.(a)	13	3,745
Experian PLC	83	4,155
Mastercard, Inc. - Class A	102	58,019
Moody’s Corp.	9	4,288
Visa, Inc. - Class A	162	55,303
		189,633
Health Care - 9.6%
AbbVie, Inc.	139	32,184
Cencora, Inc.	9	2,813
EssilorLuxottica SA	95	30,784
Fresenius Medical Care AG	49	2,569
Fresenius SE & Co. KGaA	56	3,116
Johnson & Johnson	169	31,336
Labcorp Holdings, Inc.	11	3,158
Novartis AG	214	26,915
Novo Nordisk AS	374	20,273
Quest Diagnostics, Inc.	16	3,049
		156,197
Industrial Products - 17.8%
AMETEK, Inc.	75	14,100
Amphenol Corp. - Class A	593	73,384
Assa Abloy AB - Class B	292	10,130
Atlas Copco AB - Class A	842	14,212
BAE Systems PLC	2,264	62,694
Dover Corp.	74	12,345
Honeywell International, Inc.	251	52,835
Schneider Electric SE	51	14,227
Snap-on, Inc.	29	10,049
Techtronic Industries Co. Ltd.	800	10,234
Xylem, Inc.	104	15,340
		289,550
Industrial Services - 3.4%
Canadian Pacific Kansas City Ltd.	74	5,511
Compass Group PLC	234	7,959
CSX Corp.	180	6,392

	Shares	Value
FedEx Corp.	26	$6,131
Kuehne + Nagel International AG	27	5,025
RELX PLC	79	3,779
Republic Services, Inc.	18	4,131
Stantec, Inc.	40	4,314
Vinci SA	30	4,154
Waste Management, Inc.	19	4,196
WSP Global, Inc.	21	4,127
		55,719
Insurance - 7.0%
Aon PLC - Class A	161	57,410
Arthur J Gallagher & Co.	180	55,753
		113,163
Materials - 3.4%
Air Liquide SA	27	5,606
CRH PLC	50	5,995
Ecolab, Inc.	20	5,477
Fortescue Ltd.	457	5,649
Heidelberg Materials AG	20	4,498
Holcim AG	62	5,245
Nippon Paint Holdings Co. Ltd.	700	4,781
Sherwin-Williams Co.	16	5,540
Sika AG	20	4,449
Sumitomo Corp.	100	2,900
Vulcan Materials Co.	18	5,537
		55,677
Media - 6.0%
Airbnb, Inc. - Class A(a)	60	7,285
Charter Communications, Inc. - Class A(a)	19	5,227
Comcast Corp. - Class A	222	6,975
Expedia Group, Inc.	47	10,046
Meta Platforms, Inc. - Class A	78	57,282
Omnicom Group, Inc.	59	4,811
Uber Technologies, Inc.(a)	63	6,172
		97,798
Oil & Gas - 2.7%
Aker BP ASA	330	8,369
Chevron Corp.	59	9,162
Suncor Energy, Inc.	225	9,416
TotalEnergies SE	137	8,321
Var Energi ASA	2,625	8,759
		44,027
Retail & Wholesale - Discretionary - 4.3%
Copart, Inc.(a)	446	20,057
Ferguson Enterprises, Inc.	12	2,695
Home Depot, Inc.	60	24,311
Industria de Diseno Textil SA	422	23,271
		70,334

The accompanying notes are an integral part of these financial statements.

10

THEMES NATURAL MONOPOLY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail & Wholesale - Staples - 3.3%
Alimentation Couche-Tard, Inc.	441	$23,528
ITOCHU Corp.	100	5,698
Koninklijke Ahold Delhaize NV	525	21,234
Sysco Corp.	36	2,964
		53,424
Software & Technology Services - 13.1%
Adobe, Inc.(a)	148	52,207
Autodesk, Inc.(a)	185	58,769
Intuit, Inc.	73	49,853
Pro Medicus Ltd.	15	3,060
Sage Group PLC	3,342	49,441
		213,330
Tech Hardware & Semiconductors - 7.8%
Broadcom, Inc.	212	69,941
Cisco Systems, Inc.	844	57,746
		127,687
Telecommunications - 1.5%
AT&T, Inc.	175	4,942
HKT Trust & HKT Ltd.	3,360	4,974
KDDI Corp.	300	4,788
SoftBank Corp.	3,300	4,858
Verizon Communications, Inc.	118	5,186
		24,748
Utilities - 2.6%
American Water Works Co., Inc.	60	8,351
Duke Energy Corp.	70	8,663
Exelon Corp.	192	8,642
National Grid PLC	572	8,212
Terna - Rete Elettrica Nazionale	812	8,235
		42,103
TOTAL COMMON STOCKS (Cost $1,515,217)		1,624,398
SHORT-TERM INVESTMENTS
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.02%(b)	2,529	2,529
TOTAL MONEY MARKET FUNDS (Cost $2,529)		2,529
TOTAL INVESTMENTS - 99.9% (Cost $1,517,746)		$1,626,927
Other Assets in Excess of Liabilities - 0.1%		2,278
TOTAL NET ASSETS - 100.0%		$1,629,205

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

11

THEMES SILVER MINERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.5%
Materials - 99.5%(a)
AbraSilver Resource Corp.(b)	12,372	$66,941
Americas Gold & Silver Corp.(b)	19,636	73,228
Andean Silver Ltd.(b)	14,906	20,121
Avino Silver & Gold Mines Ltd.(b)	1,617	8,482
Aya Gold & Silver, Inc.(b)	11,641	134,670
Baiyin Nonferrous Group Co. Ltd. - Class A	300	177
Coeur Mining, Inc.(b)	6,595	123,722
Discovery Silver Corp.(b)	46,287	171,618
Endeavour Silver Corp.(b)	25,035	196,274
First Majestic Silver Corp.	19,047	233,896
Fortuna Mining Corp.(b)	413	3,698
Freeport-McMoRan, Inc.	1,988	77,969
Fresnillo PLC	11,480	364,371
GoGold Resources, Inc.(b)	33,580	65,148
Hecla Mining Co.	7,428	89,879
Hochschild Mining PLC	3,440	16,442
Industrias Penoles SAB de CV(b)	7,912	353,617
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. - Class A	1,200	5,545
Jiangxi Copper Co. Ltd. - Class A	1,000	4,986
Jiangxi Copper Co. Ltd. - Class H	11,400	44,680
KGHM Polska Miedz SA(b)	1,540	67,792
MMG Ltd.(b)	7,056	6,120
Newmont Corp.	4,280	360,847
OR Royalties, Inc.	2,093	83,889
Pan American Silver Corp.	4,167	161,388
Shandong Gold Mining Co. Ltd. - Class A	200	1,105
Shandong Gold Mining Co. Ltd. - Class H(c)	1,200	5,696
Silvercorp Metals, Inc.	19,838	125,155
Southern Copper Corp.	1,016	123,307
SSR Mining, Inc.(b)	2,248	54,896
Teck Resources Ltd. - Class B	611	26,803
Triple Flag Precious Metals Corp.	4,914	143,850
Vizsla Silver Corp.(b)	31,062	134,140
Wheaton Precious Metals Corp.	1,984	222,022
Yunnan Chihong Zinc&Germanium Co. Ltd.	200	181
Zijin Mining Group Co. Ltd. - Class A	7,400	30,604
Zijin Mining Group Co. Ltd. - Class H	32,833	137,543
TOTAL COMMON STOCKS (Cost $3,243,113)		3,740,802

	Shares	Value
SHORT-TERM INVESTMENTS
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.02%(d)	6,071	$6,071
TOTAL MONEY MARKET FUNDS (Cost $6,071)		6,071
TOTAL INVESTMENTS - 99.7% (Cost $3,249,184)		$3,746,873
Other Assets in Excess of Liabilities - 0.3%		10,764
TOTAL NET ASSETS - 100.0%		$3,757,637

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $5,696 or 0.2% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

12

THEMES TRANSATLANTIC DEFENSE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.6%
Consumer Discretionary Products - 0.1%
Colt CZ Group SE	703	$26,174
Smith & Wesson Brands, Inc.	2,273	22,344
		48,518
Financial Services - 0.8%
FTAI Aviation Ltd.	2,720	453,859
Industrial Products - 96.9%(a)
AAR Corp.(b)	915	82,048
AeroVironment, Inc.(b)	862	271,435
Airbus SE	15,205	3,523,883
Altinay Savunma Teknolojileri AS(b)	12,480	21,762
Archer Aviation, Inc. - Class A(b)	14,223	136,256
Aselsan Elektronik Sanayi Ve Ticaret AS	32,242	166,727
Astronics Corp.(b)	1,209	55,143
Avio SpA	945	59,357
Axon Enterprise, Inc.(b)	2,002	1,436,715
BAE Systems PLC	82,636	2,288,313
Bodycote PLC	4,822	41,764
Boeing Co.(b)	18,574	4,008,826
Bombardier, Inc. - Class B(b)	2,270	318,113
BWX Technologies, Inc.	2,488	458,713
Byrna Technologies, Inc.(b)	1,056	23,401
Cadre Holdings, Inc.	631	23,038
Chemring Group PLC	7,430	58,856
Cirrus Aircraft Ltd.	4,939	39,001
Cohort PLC	1,240	23,881
Crane Co.	1,308	240,855
Curtiss-Wright Corp.	1,018	552,713
Dassault Aviation SA	495	165,397
Ducommun, Inc.(b)	373	35,857
Exail Technologies SA(b)	247	29,463
General Dynamics Corp.	6,049	2,062,709
GE Aerospace	16,814	5,057,988
HEICO Corp.	1,123	362,527
Hexcel Corp.	2,125	133,238
Honeywell International, Inc.	16,735	3,522,718
Howmet Aerospace, Inc.	10,943	2,147,345
Huntington Ingalls Industries, Inc.	1,052	302,881
Intuitive Machines, Inc.(b)	2,768	29,119
Joby Aviation, Inc.(b)	11,844	191,162
Karman Holdings, Inc.(b)	1,381	99,708
Kratos Defense & Security Solutions, Inc.(b)	4,462	407,693
L3Harris Technologies, Inc.	5,118	1,563,088
Leonardo DRS, Inc.	1,425	64,695
Leonardo SpA	10,981	696,441
Loar Holdings, Inc.(b)	518	41,440
Lockheed Martin Corp.	5,145	2,568,436
Melrose Industries PLC	34,550	282,887
Mercury Systems, Inc.(b)	1,386	107,276
Mirion Technologies, Inc.(b)	5,476	127,372
Moog, Inc. - Class A	760	157,829
MTU Aero Engines AG	1,449	665,000
National Presto Industries, Inc.	173	19,402

	Shares	Value
Northrop Grumman Corp.	3,951	$2,407,423
OSI Systems, Inc.(b)	429	106,924
QinetiQ Group PLC	13,131	97,041
Redwire Corp.(b)	1,861	16,730
RENK Group AG	1,520	156,345
Rheinmetall AG	1,084	2,525,621
Rocket Lab Corp.(b)	11,241	538,556
Rolls-Royce Holdings PLC	177,078	2,834,010
RTX Corp.	28,916	4,838,514
Saab AB	8,434	514,673
Safran SA	9,098	3,205,530
SDT Uzay VE Savunma Teknolojileri AS	6,095	30,287
Senior PLC	11,173	29,843
Spirit AeroSystems Holdings, Inc. - Class A(b)	3,062	118,193
Textron, Inc.	4,957	418,817
Thales SA	2,404	752,458
TransDigm Group, Inc.	1,578	2,079,836
Virgin Galactic Holdings, Inc.(b)	9,122	35,211
		55,378,483
Software & Technology Services - 0.1%
Amentum Holdings, Inc.(b)	3,811	91,273
Tech Hardware & Semiconductors - 1.7%
Hensoldt AG	1,715	222,089
Teledyne Technologies, Inc.(b)	1,264	740,755
		962,844
TOTAL COMMON STOCKS (Cost $48,169,522)		56,934,977
SHORT-TERM INVESTMENTS
Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 4.02%(c)	228,980	228,980
TOTAL MONEY MARKET FUNDS (Cost $228,980)		228,980
TOTAL INVESTMENTS - 100.0% (Cost $48,398,502)		$57,163,957
Other Assets in Excess of Liabilities - 0.0%(d)		7,413
TOTAL NET ASSETS - 100.0%		$57,171,370

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

13

THEMES URANIUM & NUCLEAR ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.4%
Industrial Products - 14.3%
BWX Technologies, Inc.	1,810	$333,710
Chengdu Guoguang Electric Co. Ltd. - Class A	18,000	211,142
Lightbridge Corp.(a)	34,934	740,950
Mirion Technologies, Inc.(a)	16,362	380,580
NANO Nuclear Energy, Inc.(a)	11,945	460,599
NuScale Power Corp.(a)	15,940	573,840
RongFa Nuclear Equipment Co. Ltd. - Class A(a)	210,600	223,368
		2,924,189
Materials - 46.3%(b)
Atha Energy Corp.(a)	127,470	86,098
Aura Energy Ltd.(a)	173,124	30,930
Bannerman Energy Ltd.(a)	169,087	437,470
Boss Energy Ltd.(a)	349,286	476,112
Cameco Corp.	18,802	1,577,979
CanAlaska Uranium Ltd.(a)	79,283	66,083
Centrus Energy Corp. - Class A(a)	2,103	652,077
CGN Mining Co. Ltd.	1,486,004	601,509
Deep Yellow Ltd.(a)	405,517	525,928
Denison Mines Corp.(a)	224,042	616,570
Encore Energy Corp.(a)	54,563	176,035
Energy Fuels, Inc.(a)	22,456	344,700
IsoEnergy Ltd.(a)	21,909	220,712
Laramide Resources Ltd.(a)	63,432	32,817
Lotus Resources Ltd.(a)	2,280,107	354,555
NAC Kazatomprom JSC - GDR	11,011	586,886
NexGen Energy Ltd.(a)	71,732	642,222
Paladin Energy Ltd.(a)	100,735	554,580
Uranium Energy Corp.(a)	15,356	204,849
Uranium Royalty Corp.(a)	29,619	127,696
Ur-Energy, Inc.(a)	338,905	599,056
Yellow Cake PLC(a)(c)	72,558	556,712
		9,471,576
Tech Hardware & Semiconductors - 3.9%
Silex Systems Ltd.(a)	181,608	789,516
Utilities - 34.9%(b)
American Electric Power Co., Inc.	6,177	694,913
CGN Power Co. Ltd. - Class A	1,011,400	514,335
China National Nuclear Power Co. Ltd. - Class A	441,000	539,599
Constellation Energy Corp.	5,314	1,748,678
Duke Energy Corp.	5,545	686,194
Endesa SA	6,731	215,028
Kyushu Electric Power Co., Inc.	26,800	268,118
Oklo, Inc.(a)	8,948	998,865
PG&E Corp.	43,503	656,025

	Shares	Value
Public Service Enterprise Group, Inc.	7,628	$636,633
TXNM Energy, Inc.	3,159	178,641
		7,137,029
TOTAL COMMON STOCKS (Cost $16,875,737)		20,322,310
SHORT-TERM INVESTMENTS
Money Market Funds - 0.6%
First American Treasury Obligations Fund - Class X, 4.02%(d)	128,835	128,835
TOTAL MONEY MARKET FUNDS (Cost $128,835)		128,835
TOTAL INVESTMENTS - 100.0% (Cost $17,004,572)		$20,451,145
Other Assets in Excess of Liabilities - 0.0%(e)		1,078
TOTAL NET ASSETS - 100.0%		$20,452,223

Percentages are stated as a percent of net assets.
GDR - Global Depositary Receipt
JSC - Public Joint Stock Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $556,712 or 2.7% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

14

THEMES US CASH FLOW CHAMPIONS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 98.9%
Banking - 15.1%
Citizens Financial Group, Inc.	232	$12,333
Fifth Third Bancorp	355	15,815
Huntington Bancshares, Inc./OH	774	13,367
JPMorgan Chase & Co.	437	137,843
M&T Bank Corp.	86	16,995
PNC Financial Services Group, Inc.	210	42,195
US Bancorp	801	38,713
Wells Fargo & Co.	1,584	132,771
		410,032
Consumer Discretionary Products - 1.4%
Lennar Corp. - Class A	122	15,377
NVR, Inc.(a)	1	8,034
PulteGroup, Inc.	106	14,006
		37,417
Consumer Staple Products - 2.2%
Altria Group, Inc.	899	59,388
Financial Services - 11.2%
American Express Co.	293	97,323
Ameriprise Financial, Inc.	51	25,054
Apollo Global Management, Inc.	217	28,920
Capital One Financial Corp.	338	71,852
Corpay, Inc.(a)	36	10,370
Fidelity National Financial, Inc.	139	8,408
PayPal Holdings, Inc.(a)	526	35,274
Synchrony Financial	206	14,636
T Rowe Price Group, Inc.	116	11,906
		303,743
Health Care - 18.3%
AbbVie, Inc.	683	158,142
Bristol-Myers Squibb Co.	1,084	48,888
Cardinal Health, Inc.	129	20,248
Cencora, Inc.	92	28,753
Cigna Group	144	41,508
Gilead Sciences, Inc.	659	73,149
Pfizer, Inc.	3,021	76,975
Quest Diagnostics, Inc.	58	11,054
Regeneron Pharmaceuticals, Inc.	54	30,363
Royalty Pharma PLC - Class A	198	6,985
		496,065
Industrial Products - 1.4%
Snap-on, Inc.	27	9,356
Vertiv Holdings Co. - Class A	181	27,306
		36,662
Insurance - 12.8%
Allstate Corp.	140	30,051
American International Group, Inc.	315	24,740
Arch Capital Group Ltd.	192	17,420
Chubb Ltd.	197	55,603

	Shares	Value
Cincinnati Financial Corp.	82	$12,964
Everest Group Ltd.	25	8,756
Hartford Insurance Group, Inc.	152	20,275
Loews Corp.	92	9,236
Markel Group, Inc.(a)	6	11,468
MetLife, Inc.	302	24,876
Principal Financial Group, Inc.	120	9,949
Progressive Corp.	312	77,049
Travelers Cos., Inc.	120	33,507
W R Berkley Corp.	160	12,259
		348,153
Materials - 0.8%
LyondellBasell Industries NV - Class A	134	6,571
Nucor Corp.	122	16,523
		23,094
Media - 9.5%
Airbnb, Inc. - Class A(a)	221	26,834
AppLovin Corp. - Class A(a)	134	96,284
Expedia Group, Inc.	65	13,894
Fox Corp. - Class A	115	7,252
Omnicom Group, Inc.	104	8,479
Uber Technologies, Inc.(a)	1,070	104,828
		257,571
Oil & Gas - 20.2%
Cheniere Energy, Inc.	117	27,493
Chevron Corp.	868	134,792
ConocoPhillips	673	63,659
Coterra Energy, Inc.	402	9,507
Diamondback Energy, Inc.	99	14,167
EOG Resources, Inc.	294	32,963
Exxon Mobil Corp.	1,177	132,707
Marathon Petroleum Corp.	165	31,802
Occidental Petroleum Corp.	392	18,522
ONEOK, Inc.	332	24,226
Phillips 66	217	29,516
Valero Energy Corp.	166	28,263
		547,617
Retail & Wholesale - Discretionary - 3.0%
eBay, Inc.	246	22,374
MercadoLibre, Inc.(a)	25	58,423
		80,797
Retail & Wholesale - Staples - 0.6%
Archer-Daniels-Midland Co.	253	15,114
Software & Technology Services - 1.4%
Cognizant Technology Solutions Corp. - Class A	262	17,572
Gen Digital, Inc.	288	8,176
Zoom Communications, Inc. - Class A(a)	139	11,468
		37,216

The accompanying notes are an integral part of these financial statements.

15

THEMES US CASH FLOW CHAMPIONS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS (Continued)
Tech Hardware & Semiconductors - 1.0%
HP, Inc.	501	$13,642
NetApp, Inc.	108	12,794
		26,436
TOTAL COMMON STOCKS (Cost $2,476,640)		2,679,305
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%
First American Treasury Obligations Fund - Class X, 4.02%(b)	27,664	27,664
TOTAL MONEY MARKET FUNDS (Cost $27,664)		27,664
TOTAL INVESTMENTS - 99.9% (Cost $2,504,304)		$2,706,969
Other Assets in Excess of Liabilities - 0.1%		1,764
TOTAL NET ASSETS - 100.0%		$2,708,733

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

16

THEMES US INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.5%
Consumer Discretionary Products - 0.6%
Cavco Industries, Inc.(a)	6	$3,484
Champion Homes, Inc.(a)	48	3,666
		7,150
Industrial Products - 30.4%(b)
AGCO Corp.	56	5,996
Argan, Inc.	12	3,241
Astec Industries, Inc.	19	914
Atkore, Inc.	32	2,008
AZZ, Inc.	25	2,728
Caterpillar, Inc.	151	72,050
Crane Co.	43	7,918
Deere & Co.	101	46,183
Donaldson Co., Inc.	104	8,512
Dover Corp.	117	19,519
Emerson Electric Co.	422	55,358
Enpro, Inc.	17	3,842
Gibraltar Industries, Inc.(a)	25	1,570
Graco, Inc.	140	11,894
Greenbrier Cos., Inc.	25	1,154
Helios Technologies, Inc.	28	1,460
IDEX Corp.	64	10,417
Janus International Group, Inc.(a)	117	1,155
Lindsay Corp.	9	1,265
Mueller Industries, Inc.	97	9,808
Mueller Water Products, Inc. - Class A	130	3,317
Oshkosh Corp.	56	7,263
SPX Technologies, Inc.(a)	37	6,911
Terex Corp.	56	2,873
Trinity Industries, Inc.	69	1,935
Valmont Industries, Inc.	17	6,591
Vontier Corp.	132	5,540
Watts Water Technologies, Inc. - Class A	24	6,703
Westinghouse Air Brake Technologies Corp.	144	28,868
Xylem, Inc.	207	30,532
Zurn Elkay Water Solutions Corp.	124	5,832
		373,357
Industrial Services - 43.1%(b)
AECOM	113	14,743
API Group Corp.(a)	259	8,902
Applied Industrial Technologies, Inc.	32	8,354
Arcosa, Inc.	41	3,842
Comfort Systems USA, Inc.	30	24,755
Construction Partners, Inc. - Class A(a)	39	4,953
CSX Corp.	1,528	54,259
DXP Enterprises, Inc./TX(a)	11	1,310
Dycom Industries, Inc.(a)	24	7,002
EMCOR Group, Inc.	38	24,683
Fastenal Co.	976	47,863
Fluor Corp.(a)	145	6,100
Granite Construction, Inc.	37	4,057
Great Lakes Dredge & Dock Corp.(a)	55	659
Herc Holdings, Inc.	24	2,800

	Shares	Value
IES Holdings, Inc.(a)	17	$6,760
Jacobs Solutions, Inc.	103	15,436
MRC Global, Inc.(a)	72	1,038
MSC Industrial Direct Co., Inc. - Class A	37	3,409
MYR Group, Inc.(a)	13	2,704
Norfolk Southern Corp.	193	57,979
Quanta Services, Inc.	125	51,803
Ryder System, Inc.	37	6,980
Sterling Infrastructure, Inc.(a)	25	8,492
Tetra Tech, Inc.	231	7,711
Tutor Perini Corp.(a)	37	2,427
Union Pacific Corp.	197	46,565
United Rentals, Inc.	56	53,461
Verra Mobility Corp.(a)	139	3,433
WESCO International, Inc.	37	7,826
WW Grainger, Inc.	40	38,118
		528,424
Materials - 23.2%
Advanced Drainage Systems, Inc.	57	7,906
Alcoa Corp.	220	7,236
Apogee Enterprises, Inc.	19	828
ATI, Inc.(a)	119	9,679
Boise Cascade Co.	32	2,474
Carlisle Cos., Inc.	37	12,172
Carpenter Technology Corp.	41	10,067
Century Aluminum Co.(a)	44	1,292
Cleveland-Cliffs, Inc.(a)	401	4,892
Commercial Metals Co.	100	5,728
CRH PLC	494	59,231
Eagle Materials, Inc.	28	6,525
Kaiser Aluminum Corp.	13	1,003
Knife River Corp.(a)	45	3,459
Martin Marietta Materials, Inc.	52	32,775
Nucor Corp.	196	26,544
Owens Corning	73	10,327
Reliance, Inc.	46	12,918
Ryerson Holding Corp.	22	503
Simpson Manufacturing Co., Inc.	37	6,196
Steel Dynamics, Inc.	119	16,592
Trex Co., Inc.(a)	91	4,702
UFP Industries, Inc.	52	4,861
United States Lime & Minerals, Inc.	9	1,184
Vulcan Materials Co.	113	34,761
Worthington Steel, Inc.	28	851
		284,706
Oil & Gas - 0.1%
DNOW, Inc.(a)	91	1,388
Retail & Wholesale - Discretionary - 1.8%
BlueLinx Holdings, Inc.(a)	8	585
Builders FirstSource, Inc.(a)	96	11,640
Pool Corp.	32	9,922
		22,147

The accompanying notes are an integral part of these financial statements.

17

THEMES US INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software & Technology Services - 0.0%(c)
Amentum Holdings, Inc.(a)	6	$144
Utilities - 0.3%
Southwest Gas Holdings, Inc.	49	3,838
TOTAL COMMON STOCKS (Cost $1,068,184)		1,221,154
SHORT-TERM INVESTMENTS
Money Market Funds - 0.5%
First American Treasury Obligations Fund - Class X, 4.02%(d)	5,945	5,945
TOTAL MONEY MARKET FUNDS (Cost $5,945)		5,945
TOTAL INVESTMENTS - 100.0% (Cost $1,074,129)		$1,227,099
Other Assets in Excess of Liabilities - 0.0%(c)		85
TOTAL NET ASSETS - 100.0%		$1,227,184

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

18

THEMES US R&D CHAMPIONS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.8%
Consumer Discretionary Products - 2.8%
Tesla, Inc.(a)	64	$28,462
Consumer Staple Products - 3.4%
Estee Lauder Cos., Inc. - Class A	212	18,681
Kenvue, Inc.	922	14,964
		33,645
Health Care - 17.8%
Boston Scientific Corp.(a)	188	18,354
Cooper Cos., Inc.(a)	280	19,197
Eli Lilly & Co.	27	20,601
GE HealthCare Technologies, Inc.	277	20,803
Intuitive Surgical, Inc.(a)	41	18,336
Johnson & Johnson	119	22,065
Regeneron Pharmaceuticals, Inc.	36	20,242
Stryker Corp.	50	18,483
Zoetis, Inc.	136	19,900
		177,981
Industrial Products - 9.6%
Axon Enterprise, Inc.(a)	27	19,376
Carrier Global Corp.	288	17,194
Deere & Co.	38	17,376
Keysight Technologies, Inc.(a)	121	21,165
Vertiv Holdings Co. - Class A	136	20,517
		95,628
Materials - 1.8%
Corteva, Inc.	270	18,260
Media - 10.0%
Airbnb, Inc. - Class A(a)	149	18,092
Alphabet, Inc. - Class A	105	25,525
Electronic Arts, Inc.	130	26,221
Meta Platforms, Inc. - Class A	26	19,094
Trade Desk, Inc. - Class A(a)	227	11,125
		100,057
Retail & Wholesale - Discretionary - 1.9%
MercadoLibre, Inc.(a)	8	18,696
Software & Technology Services - 26.8%(b)
Adobe, Inc.(a)	55	19,401
Autodesk, Inc.(a)	65	20,649
Cadence Design Systems, Inc.(a)	54	18,968
CoStar Group, Inc.(a)	208	17,549
Fortinet, Inc.(a)	194	16,311
International Business Machines Corp.	77	21,726
Intuit, Inc.	25	17,073
Microsoft Corp.	37	19,164
Oracle Corp.	78	21,937

	Shares	Value
Roper Technologies, Inc.	36	$17,953
ServiceNow, Inc.(a)	21	19,326
Synopsys, Inc.(a)	31	15,295
Veeva Systems, Inc. - Class A(a)	70	20,854
Zoom Communications, Inc. - Class A(a)	264	21,780
		267,986
Tech Hardware & Semiconductors - 25.7%(b)
Advanced Micro Devices, Inc.(a)	110	17,797
Apple, Inc.	95	24,190
Applied Materials, Inc.	111	22,726
Arista Networks, Inc.(a)	158	23,022
ARM Holdings PLC - ADR(a)	140	19,809
Broadcom, Inc.	67	22,104
Cisco Systems, Inc.	295	20,184
Lam Research Corp.	209	27,985
Motorola Solutions, Inc.	45	20,578
QUALCOMM, Inc.	135	22,459
Super Micro Computer, Inc.(a)	335	16,060
Texas Instruments, Inc.	109	20,026
		256,940
TOTAL COMMON STOCKS (Cost $912,343)		997,655
SHORT-TERM INVESTMENTS
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.02%(c)	2,104	2,104
TOTAL MONEY MARKET FUNDS (Cost $2,104)		2,104
TOTAL INVESTMENTS - 100.0% (Cost $914,447)		$999,759
Liabilities in Excess of Other Assets – (0.0)%(d)		(21)
TOTAL NET ASSETS - 100.0%		$999,738

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

19

THEMES US SMALL CAP CASH FLOW CHAMPIONS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.7%
Banking - 23.1%
Ameris Bancorp	904	$66,272
Bancorp, Inc.(a)	610	45,683
Bank OZK	1,520	77,490
East West Bancorp, Inc.	1,917	204,065
Eastern Bankshares, Inc.	2,717	49,313
FB Financial Corp.	485	27,034
First BanCorp Puerto Rico	2,219	48,929
First Bancorp Southern Pines NC	555	29,354
Hope Bancorp, Inc.	1,679	18,083
International Bancshares Corp.	765	52,594
Live Oak Bancshares, Inc.	471	16,589
OFG Bancorp	624	27,138
Park National Corp.	199	32,343
S&T Bancorp, Inc.	533	20,035
Simmons First National Corp. - Class A	1,663	31,880
Synovus Financial Corp.	1,952	95,804
UMB Financial Corp.	962	113,853
WSFS Financial Corp.	806	43,467
		999,926
Consumer Discretionary Products - 5.8%
Garrett Motion, Inc.	1,329	18,101
Toll Brothers, Inc.	1,375	189,942
Tri Pointe Homes, Inc.(a)	1,243	42,225
		250,268
Consumer Discretionary Services - 0.7%
Perdoceo Education Corp.	852	32,086
Consumer Staple Products - 1.3%
Cal-Maine Foods, Inc.	594	55,895
Financial Services - 6.3%
Artisan Partners Asset Management, Inc. - Class A	884	38,366
Bread Financial Holdings, Inc.	686	38,258
Enova International, Inc.(a)	347	39,936
MGIC Investment Corp.	3,417	96,940
Virtu Financial, Inc. - Class A	1,123	39,867
Virtus Investment Partners, Inc.	93	17,673
		271,040
Health Care - 1.5%
Dynavax Technologies Corp.(a)	1,649	16,374
Oscar Health, Inc. - Class A(a)	2,518	47,666
		64,040
Industrial Products - 4.6%
Mueller Industries, Inc.	1,567	158,440
Powell Industries, Inc.	131	39,930
		198,370
Industrial Services - 5.3%
FLEX LNG Ltd.	410	10,332
Matson, Inc.	450	44,365
Scorpio Tankers, Inc.	633	35,480

	Shares	Value
Sterling Infrastructure, Inc.(a)	410	$139,269
		229,446
Insurance - 18.8%
Axis Capital Holdings Ltd.	1,071	102,602
CNA Financial Corp.	295	13,706
F&G Annuities & Life, Inc.	300	9,381
Hanover Insurance Group, Inc.	494	89,725
Horace Mann Educators Corp.	562	25,386
Jackson Financial, Inc. - Class A	997	100,926
Mercury General Corp.	368	31,199
NMI Holdings, Inc. - Class A(a)	1,067	40,909
Old Republic International Corp.	3,360	142,699
Reinsurance Group of America, Inc.	919	176,568
SiriusPoint Ltd.(a)	1,369	24,765
White Mountains Insurance Group Ltd.	35	58,503
		816,369
Materials - 4.6%
Alpha Metallurgical Resources, Inc.(a)	151	24,777
Boise Cascade Co.	527	40,748
Core Natural Resources, Inc.	712	59,438
UFP Industries, Inc.	815	76,194
		201,157
Media - 0.9%
Magnite, Inc.(a)	1,827	39,792
Oil & Gas - 17.4%
APA Corp.	5,011	121,667
Chord Energy Corp.	819	81,384
Civitas Resources, Inc.	1,097	35,652
DNOW, Inc.(a)	1,479	22,555
Hess Midstream LP - Class A	1,671	57,733
HF Sinclair Corp.	2,134	111,693
Matador Resources Co.	1,645	73,910
Murphy Oil Corp.	1,858	52,786
Permian Resources Corp.	8,042	102,938
RPC, Inc.	1,199	5,707
Talos Energy, Inc.(a)	1,720	16,495
Weatherford International PLC	1,021	69,867
		752,387
Retail & Wholesale - Discretionary - 6.7%
Builders FirstSource, Inc.(a)	1,550	187,938
Dillard’s, Inc. - Class A	109	66,978
ePlus, Inc.	364	25,848
PC Connection, Inc.	156	9,670
		290,434
Retail & Wholesale - Staples - 0.4%
Andersons, Inc.	448	17,835
Software & Technology Services - 1.8%
Clear Secure, Inc. - Class A	1,257	41,959
DXC Technology Co.(a)	2,491	33,952
		75,911

The accompanying notes are an integral part of these financial statements.

20

THEMES US SMALL CAP CASH FLOW CHAMPIONS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Telecommunications - 0.5%
VEON Ltd. - ADR(a)	428	$23,296
TOTAL COMMON STOCKS (Cost $4,249,562)		4,318,252
SHORT-TERM INVESTMENTS
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 4.02%(b)	14,152	14,152
TOTAL MONEY MARKET FUNDS (Cost $14,152)		14,152
TOTAL INVESTMENTS - 100.0% (Cost $4,263,714)		$4,332,404
Other Assets in Excess of Liabilities - 0.0%(c)		1,523
TOTAL NET ASSETS - 100.0%		$4,333,927

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

21

THEMES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025

	Themes China Generative Artificial Intelligence ETF	Themes Cloud Computing ETF	Themes Copper Miners ETF	Themes Cybersecurity ETF	Themes Generative Artificial Intelligence ETF
ASSETS:
Investments, at value	$23,595,755	$1,428,214	$1,104,584	$2,095,390	$40,240,990
Cash	5,600	—	—	—	215
Foreign currency, at value	—	1,115	600	159	1,025
Receivable for fund shares sold	6,377,312	—	—	—	—
Dividends receivable	6,271	101	1,072	76	2,501
Dividend tax reclaims receivable	—	—	42	3	725
Total assets	29,984,938	1,429,430	1,106,298	2,095,628	40,245,456
LIABILITIES:
Payable to custodian foreign currency, at value	8,180	—	—	—	—
Payable for investments purchased	6,347,593	—	—	—	—
Payable to adviser	2,813	404	286	582	10,907
Payable for transaction fee	—	—	—	—	108
Total liabilities	6,358,586	404	286	582	11,015
NET ASSETS	$ 23,626,352	$1,429,026	$1,106,012	$2,095,046	$40,234,441
Net Assets Consists of:
Paid-in capital	$21,731,053	$1,159,954	$777,793	$1,802,597	$37,841,737
Total distributable earnings	1,895,299	269,072	328,219	292,449	2,392,704
Total net assets	$ 23,626,352	$1,429,026	$1,106,012	$2,095,046	$40,234,441
Net assets	$23,626,352	$1,429,026	$1,106,012	$2,095,046	$40,234,441
Shares issued and outstanding(a)	630,000	40,000	30,000	60,000	920,000
Net asset value per share	$37.50	$35.73	$36.87	$34.92	$43.73
Cost:
Investments, at cost	$21,739,628	$1,168,443	$826,201	$1,796,819	$34,928,706
Foreign currency, at cost	$—	$1,105	$593	$155	$877
Proceeds:
Foreign currency proceeds	$8,179	$—	$—	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

22

THEMES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025(Continued)

	Themes Global Systemically Important Banks ETF	Themes Gold Miners ETF	Themes Humanoid Robotics ETF	Themes Lithium & Battery Metal Miners ETF	Themes Natural Monopoly ETF
ASSETS:
Investments, at value	$20,160,455	$18,248,454	$5,554,032	$373,853	$1,626,927
Foreign currency, at value	9,288	9,019	533	201	2,050
Dividends receivable	22,377	33,273	630	160	667
Dividend tax reclaims receivable	6,359	503	18	—	26
Receivable for transaction fee	—	597	1,594	—	—
Total assets	20,198,479	18,291,846	5,556,807	374,214	1,629,670
LIABILITIES:
Payable to adviser	5,766	4,258	818	124	465
Total liabilities	5,766	4,258	818	124	465
NET ASSETS	$ 20,192,713	$18,287,588	$5,555,989	$374,090	$1,629,205
Net Assets Consists of:
Paid-in capital	$17,560,661	$16,290,563	$5,125,952	$300,531	$1,510,143
Total distributable earnings	2,632,052	1,997,025	430,037	73,559	119,062
Total net assets	$ 20,192,713	$18,287,588	$5,555,989	$374,090	$1,629,205
Net assets	$20,192,713	$18,287,588	$5,555,989	$374,090	$1,629,205
Shares issued and outstanding(a)	420,000	230,000	140,000	10,000	50,000
Net asset value per share	$48.08	$79.51	$39.69	$37.41	$32.58
Cost:
Investments, at cost	$17,824,782	$16,446,373	$5,141,905	$267,245	$1,517,746
Foreign currency, at cost	$9,291	$8,972	$502	$195	$2,034

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

23

THEMES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025(Continued)

	Themes Silver Miners ETF	Themes Transatlantic Defense ETF	Themes Uranium & Nuclear ETF	Themes US Cash Flow Champions ETF	Themes US Infrastructure ETF
ASSETS:
Investments, at value	$3,746,873	$57,163,957	$20,451,145	$2,706,969	$1,227,099
Cash	46	—	—	—	—
Foreign currency, at value	—	12,761	673	—	—
Receivable for fund shares sold	1,085,530	—	—	—	—
Dividends receivable	1,443	7,631	5,294	2,341	372
Dividend tax reclaims receivable	8	1,984	240	—	—
Total assets	4,833,900	57,186,333	20,457,352	2,709,310	1,227,471
LIABILITIES:
Payable to custodian foreign currency, at value	736	—	—	—	—
Payable for investments purchased	1,074,969	—	—	—	—
Payable to adviser	558	14,963	5,129	577	287
Total liabilities	1,076,263	14,963	5,129	577	287
NET ASSETS	$ 3,757,637	$57,171,370	$20,452,223	$2,708,733	$1,227,184
Net Assets Consists of:
Paid-in capital	$2,950,663	$48,255,891	$17,294,700	$2,515,725	$1,057,721
Total distributable earnings	806,974	8,915,479	3,157,523	193,008	169,463
Total net assets	$ 3,757,637	$57,171,370	$20,452,223	$2,708,733	$1,227,184
Net assets	$3,757,637	$57,171,370	$20,452,223	$2,708,733	$1,227,184
Shares issued and outstanding(a)	70,000	1,470,000	450,000	80,000	40,000
Net asset value per share	$53.68	$38.89	$45.45	$33.86	$30.68
Cost:
Investments, at cost	$3,249,184	$48,398,502	$17,004,572	$2,504,304	$1,074,129
Foreign currency, at cost	$—	$12,906	$674	$—	$—
Proceeds:
Foreign currency proceeds	$729	$—	$—	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

24

THEMES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025(Continued)

	Themes US R&D Champions ETF	Themes US Small Cap Cash Flow Champions ETF
ASSETS:
Investments, at value	$999,759	$4,332,404
Dividends receivable	214	2,627
Total assets	999,973	4,335,031
LIABILITIES:
Payable to adviser	235	1,104
Total liabilities	235	1,104
NET ASSETS	$ 999,738	$4,333,927
Net Assets Consists of:
Paid-in capital	$956,952	$4,311,484
Total distributable earnings	42,786	22,443
Total net assets	$ 999,738	$4,333,927
Net assets	$999,738	$4,333,927
Shares issued and outstanding(a)	30,000	130,000
Net asset value per share	$33.32	$33.34
Cost:
Investments, at cost	$914,447	$4,263,714

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

25

THEMES ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2025

	Themes China Generative Artificial Intelligence ETF(a)	Themes Cloud Computing ETF	Themes Copper Miners ETF	Themes Cybersecurity ETF	Themes Generative Artificial Intelligence ETF
INVESTMENT INCOME:
Dividend income	$16,672	$3,453	$9,636	$6,331	$74,286
Less: Dividend withholding taxes	(974)	(165)	(498)	(309)	(2,840)
Less: Issuance fees	—	—	—	(111)	—
Other income	—	—	—	9	—
Total investment income	15,698	3,288	9,138	5,920	71,446
EXPENSES:
Investment advisory fee	3,778	5,088	2,420	6,468	88,912
Tax expense	—	185	185	185	185
Total expenses	3,778	5,273	2,605	6,653	89,097
Net investment income/(loss)	11,920	(1,985)	6,533	(733)	(17,651)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	29,511	18,564	31,155	21	(1,744,400)
In-kind redemptions	—	157,328	29,587	209,604	3,692,805
Foreign currency transaction	(1,748)	190	19	221	(2,044)
Net realized gain (loss)	27,763	176,082	60,761	209,846	1,946,361
Net change in unrealized appreciation (depreciation) on:
Investments	1,856,127	157,409	218,388	175,497	6,157,193
Foreign currency translation	(511)	(21)	11	(46)	(153)
Net change in unrealized appreciation (depreciation)	1,855,616	157,388	218,399	175,451	6,157,040
Net realized and unrealized gain (loss)	1,883,379	333,470	279,160	385,297	8,103,401
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,895,299	$331,485	$285,693	$384,564	$8,085,750

(a)	Inception date of the Fund was July 15, 2025.
The accompanying notes are an integral part of these financial statements.

26

THEMES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2025

	Themes Global Systemically Important Banks ETF	Themes Gold Miners ETF	Themes Humanoid Robotics ETF	Themes Lithium & Battery Metal Miners ETF	Themes Natural Monopoly ETF
INVESTMENT INCOME:
Dividend income	$274,151	$122,855	$6,523	$3,302	$32,152
Less: Issuance fees	(5,320)	—	(4)	—	—
Less: Dividend withholding taxes	(24,992)	(9,091)	(1,041)	(307)	(2,704)
Other income	—	—	—	38	—
Total investment income	243,839	113,764	5,478	3,033	29,448
EXPENSES:
Investment advisory fee	27,610	24,411	2,946	2,088	5,328
Tax expense	185	185	185	185	185
Total expenses	27,795	24,596	3,131	2,273	5,513
Net investment income	216,044	89,168	2,347	760	23,935
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	91,665	32,202	4,920	(20,565)	12,462
In-kind redemptions	965,706	5,087,330	185,041	49,818	111,370
Foreign currency transaction	(209)	(1,251)	(267)	1,285	(2,016)
Net realized gain (loss)	1,057,162	5,118,281	189,694	30,538	121,816
Net change in unrealized appreciation (depreciation) on:
Investments	2,121,695	1,490,179	351,462	(6,556)	14,915
Foreign currency translation	66	(134)	20	6	(29)
Net change in unrealized appreciation (depreciation)	2,121,761	1,490,045	351,482	(6,550)	14,886
Net realized and unrealized gain (loss)	3,178,923	6,608,326	541,176	23,988	136,702
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,394,967	$6,697,494	$543,523	$24,748	$160,637

The accompanying notes are an integral part of these financial statements.

27

THEMES ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2025

	Themes Silver Miners ETF	Themes Transatlantic Defense ETF(a)	Themes Uranium & Nuclear ETF	Themes US Cash Flow Champions ETF	Themes US Infrastructure ETF
INVESTMENT INCOME:
Dividend income	$11,540	$343,942	$85,805	$55,287	$12,736
Less: Dividend withholding taxes	(1,061)	(7,911)	(4,295)	—	—
Less: Issuance fees	—	—	—	—	(4)
Other income	—	3	—	—	—
Total investment income	10,479	336,034	81,510	55,287	12,732
EXPENSES:
Investment advisory fee	2,897	66,931	25,642	6,002	3,110
Tax expense	185	185	332	185	191
Total expenses	3,082	67,116	25,974	6,187	3,301
Net investment income	7,397	268,918	55,536	49,100	9,431
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	263,600	(163,976)	(425,267)	(44,081)	8,609
Increase from payments by affiliates (see Note 3)	46,314	—	—	—	—
In-kind redemptions	65,824	1,204,895	1,548,909	133,013	7,872
Contribution from Administrator	—	1,010	—	—	—
Foreign currency transaction	(538)	9,307	(533)	—	—
Net realized gain (loss)	375,200	1,051,236	1,123,109	88,932	16,481
Net change in unrealized appreciation (depreciation) on:
Investments	454,693	8,765,455	3,416,818	125,484	111,604
Foreign currency translation	(9)	(73)	42	—	—
Net change in unrealized appreciation (depreciation)	454,684	8,765,382	3,416,860	125,484	111,604
Net realized and unrealized gain (loss)	829,884	9,816,618	4,539,969	214,416	128,085
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 837,281	$10,085,536	$4,595,505	$263,516	$137,516

(a)	Inception date of the Fund was October 11, 2024.
The accompanying notes are an integral part of these financial statements.

28

THEMES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2025

	Themes US R&D Champions ETF	Themes US Small Cap Cash Flow Champions ETF
INVESTMENT INCOME:
Dividend income	$7,679	$86,699
Less: Dividend withholding taxes	—	(290)
Less: Issuance fees	(3)	(4)
Other income	—	72
Total investment income	7,676	86,477
EXPENSES:
Investment advisory fee	3,071	10,454
Tax expense	185	185
Total expenses	3,256	10,639
Net investment income	4,420	75,838
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(50,991)	(119,461)
In-kind redemptions	144,019	242,342
Net realized gain (loss)	93,028	122,881
Net change in unrealized appreciation (depreciation) on:
Investments	(35,441)	(54,569)
Net change in unrealized appreciation (depreciation)	(35,441)	(54,569)
Net realized and unrealized gain (loss)	57,587	68,312
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,007	$144,150

The accompanying notes are an integral part of these financial statements.

29

THEMES ETF TRUST
Statements of Changes in Net Assets

	Themes China Generative Artificial Intelligence ETF	Themes Cloud Computing ETF
	Period Ended September 30, 2025(a)	Year Ended September 30, 2025	Period Ended September 30, 2024(b)
OPERATIONS:
Net investment income (loss)	$11,920	$(1,985)	$(496)
Net realized gain (loss)	27,763	176,082	(10,162)
Net change in unrealized appreciation (depreciation)	1,855,616	157,388	102,393
Net increase (decrease) in net assets from operations	1,895,299	331,485	91,735
CAPITAL TRANSACTIONS:
Shares sold	21,707,779	324,860	1,559,957
Shares redeemed	—	(629,938)	(249,495)
ETF transaction fees (See Note 4)	23,274	—	422
Net increase (decrease) in net assets from capital transactions	21,731,053	(305,078)	1,310,884
Net increase (decrease) in net assets	23,626,352	26,407	1,402,619
NET ASSETS:
Beginning of the period	—	1,402,619	—
End of the period	$23,626,352	$1,429,026	$1,402,619
SHARES TRANSACTIONS
Shares sold	630,000	10,000	60,000
Shares redeemed	—	(20,000)	(10,000)
Total increase (decrease) in shares outstanding	630,000	(10,000)	50,000

(a)	Inception date of the Fund was July 15, 2025.
(b)	Inception date of the Fund was December 15, 2023.
The accompanying notes are an integral part of these financial statements.

30

THEMES ETF TRUST
Statements of Changes in Net Assets(Continued)

	Themes Copper Miners ETF		Themes Cybersecurity ETF
	Year Ended September 30, 2025	Period Ended September 30, 2024(a)	Year Ended September 30, 2025	Period Ended September 30, 2024(b)
OPERATIONS:
Net investment income (loss)	$6,533	$329	$(733)	$1,049
Net realized gain (loss)	60,761	(158)	209,846	16,798
Net change in unrealized appreciation (depreciation)	218,399	59,995	175,451	123,125
Net increase (decrease) in net assets from operations	285,693	60,166	384,564	140,972
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,966)	—	(2,250)	—
Total distributions to shareholders	(5,966)	—	(2,250)	—
CAPITAL TRANSACTIONS:
Shares sold	788,167	500,400	592,470	1,855,013
Shares redeemed	(525,801)	—	(617,253)	(259,432)
ETF transaction fees (See Note 4)	3,309	44	—	962
Net increase (decrease) in net assets from capital transactions	265,675	500,444	(24,783)	1,596,543
Net increase (decrease) in net assets	545,402	560,610	357,531	1,737,515
NET ASSETS:
Beginning of the period	560,610	—	1,737,515	—
End of the period	$1,106,012	$560,610	$2,095,046	$1,737,515
SHARES TRANSACTIONS
Shares sold	30,000	20,000	20,000	70,000
Shares redeemed	(20,000)	—	(20,000)	(10,000)
Total increase (decrease) in shares outstanding	10,000	20,000	—	60,000

(a)	Inception date of the Fund was September 24, 2024.
(b)	Inception date of the Fund was December 8, 2023.
The accompanying notes are an integral part of these financial statements.

31

THEMES ETF TRUST
Statements of Changes in Net Assets(Continued)

	Themes Generative Artificial Intelligence ETF		Themes Global Systemically Important Banks ETF
	Year Ended September 30, 2025	Period Ended September 30, 2024(a)	Year Ended September 30, 2025	Period Ended September 30, 2024(b)
OPERATIONS:
Net investment income (loss)	$(17,651)	$(16,441)	$216,044	$39,547
Net realized gain (loss)	1,946,361	(668,332)	1,057,162	(4,458)
Net change in unrealized appreciation (depreciation)	6,157,040	(844,623)	2,121,761	213,975
Net increase (decrease) in net assets from operations	8,085,750	(1,529,396)	3,394,967	249,064
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(49,789)	—
Total distributions to shareholders	—	—	(49,789)	—
CAPITAL TRANSACTIONS:
Shares sold	32,921,210	26,651,555	17,859,250	1,939,867
Shares redeemed	(13,902,043)	(11,994,162)	(3,203,226)	—
ETF transaction fees (See Note 4)	629	898	2,363	217
Net increase (decrease) in net assets from capital transactions	19,019,796	14,658,291	14,658,387	1,940,084
NET INCREASE (DECREASE) IN NET ASSETS	27,105,546	13,128,895	18,003,565	2,189,148
NET ASSETS:
Beginning of the period	13,128,895	—	2,189,148	—
End of the period	$40,234,441	$13,128,895	$20,192,713	$2,189,148
SHARES TRANSACTIONS
Shares sold	860,000	890,000	430,000	70,000
Shares redeemed	(380,000)	(450,000)	(80,000)	—
Total increase (decrease) in shares outstanding	480,000	440,000	350,000	70,000

(a)	Inception date of the Fund was December 8, 2023.
(b)	Inception date of the Fund was December 15, 2023.
The accompanying notes are an integral part of these financial statements.

32

THEMES ETF TRUST
Statements of Changes in Net Assets(Continued)

	Themes Gold Miners ETF		Themes Humanoid Robotics ETF
	Year Ended September 30, 2025	Period Ended September 30, 2024(a)	Year Ended September 30, 2025	Period Ended September 30, 2024(b)
OPERATIONS:
Net investment income (loss)	$89,168	$19,860	$2,347	$2,581
Net realized gain (loss)	5,118,281	288,170	189,694	(943)
Net change in unrealized appreciation (depreciation)	1,490,045	312,072	351,482	60,678
Net increase (decrease) in net assets from operations	6,697,494	620,102	543,523	62,316
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(45,286)	—	(9,566)	—
Total distributions to shareholders	(45,286)	—	(9,566)	—
CAPITAL TRANSACTIONS:
Shares sold	24,969,958	2,650,072	5,778,112	500,000
Shares redeemed	(15,594,580)	(1,013,200)	(1,320,660)	—
ETF transaction fees (See Note 4)	2,833	195	2,033	231
Net increase (decrease) in net assets from capital transactions	9,378,211	1,637,067	4,459,485	500,231
NET INCREASE (DECREASE) IN NET ASSETS	16,030,419	2,257,169	4,993,442	562,547
NET ASSETS:
Beginning of the period	2,257,169	—	562,547	—
End of the period	$18,287,588	$2,257,169	$5,555,989	$562,547
SHARES TRANSACTIONS
Shares sold	410,000	90,000	160,000	20,000
Shares redeemed	(240,000)	(30,000)	(40,000)	—
Total increase (decrease) in shares outstanding	170,000	60,000	120,000	20,000

(a)	Inception date of the Fund was December 13, 2023.
(b)	Inception date of the Fund was April 22, 2024.
The accompanying notes are an integral part of these financial statements.

33

THEMES ETF TRUST
Statements of Changes in Net Assets(Continued)

	Themes Lithium & Battery Metal Miners ETF		Themes Natural Monopoly ETF
	Year Ended September 30, 2025	Period Ended September 30, 2024(a)	Year Ended September 30, 2025	Period Ended September 30, 2024(b)
OPERATIONS:
Net investment income (loss)	$760	$(27)	$23,935	$9,346
Net realized gain (loss)	30,538	(550)	121,816	62,357
Net change in unrealized appreciation (depreciation)	(6,550)	113,164	14,886	94,315
Net increase (decrease) in net assets from operations	24,748	112,587	160,637	166,018
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(39,963)	—	(13,503)	—
Total distributions to shareholders	(39,963)	—	(13,503)	—
CAPITAL TRANSACTIONS:
Shares sold	627,597	502,400	638,042	2,428,707
Shares redeemed	(862,252)	—	(639,808)	(1,112,188)
ETF transaction fees (See Note 4)	8,842	131	—	1,300
Net increase (decrease) in net assets from capital transactions	(225,813)	502,531	(1,766)	1,317,819
NET INCREASE (DECREASE) IN NET ASSETS	(241,028)	615,118	145,368	1,483,837
NET ASSETS:
Beginning of the period	615,118	—	1,483,837	—
End of the period	$374,090	$615,118	$1,629,205	$1,483,837
SHARES TRANSACTIONS
Shares sold	20,000	20,000	20,000	90,000
Shares redeemed	(30,000)	—	(20,000)	(40,000)
Total increase (decrease) in shares outstanding	(10,000)	20,000	—	50,000

(a)	Inception date of the Fund was September 24, 2024.
(b)	Inception date of the Fund was December 13, 2023.
The accompanying notes are an integral part of these financial statements.

34

THEMES ETF TRUST
Statements of Changes in Net Assets(Continued)

	Themes Silver Miners ETF		Themes Transatlantic Defense ETF
	Year Ended September 30, 2025	Period Ended September 30, 2024(a)	Period Ended September 30, 2025(b)
OPERATIONS:
Net investment income (loss)	$7,397	$2,264	$268,918
Net realized gain (loss)	375,200	46,394	1,051,236
Net change in unrealized appreciation (depreciation)	454,684	42,987	8,765,382
Net increase (decrease) in net assets from operations	837,281	91,645	10,085,536
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(8,894)	—	(1,498)
Total distributions to shareholders	(8,894)	—	(1,498)
CAPITAL TRANSACTIONS:
Shares sold	2,656,891	771,845	52,094,647
Shares redeemed	(307,828)	(283,999)	(5,008,908)
ETF transaction fees (See Note 4)	117	579	1,593
Net increase (decrease) in net assets from capital transactions	2,349,180	488,425	47,087,332
NET INCREASE (DECREASE) IN NET ASSETS	3,177,567	580,070	57,171,370
NET ASSETS:
Beginning of the period	580,070	—	—
End of the period	$ 3,757,637	$580,070	$57,171,370
SHARES TRANSACTIONS
Shares sold	60,000	30,000	1,630,000
Shares redeemed	(10,000)	(10,000)	(160,000)
Total increase (decrease) in shares outstanding	50,000	20,000	1,470,000

(a)	Inception date of the Fund was May 3, 2024.
(b)	Inception date of the Fund was October 11, 2024.
The accompanying notes are an integral part of these financial statements.

35

THEMES ETF TRUST
Statements of Changes in Net Assets(Continued)

	Themes Uranium & Nuclear ETF		Themes US Cash Flow Champions ETF
	Year Ended September 30, 2025	Period Ended September 30, 2024(a)	Year Ended September 30, 2025	Period Ended September 30, 2024(b)
OPERATIONS:
Net investment income (loss)	$55,536	$77	$49,100	$13,279
Net realized gain (loss)	1,123,109	(67)	88,932	36,598
Net change in unrealized appreciation (depreciation)	3,416,860	29,756	125,484	77,181
Net increase (decrease) in net assets from operations	4,595,505	29,766	263,516	127,058
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(9,067)	—	(24,947)	—
Total distributions to shareholders	(9,067)	—	(24,947)	—
CAPITAL TRANSACTIONS:
Shares sold	18,188,581	528,400	2,192,082	1,061,362
Shares redeemed	(2,884,301)	—	(627,887)	(282,937)
ETF transaction fees (See Note 4)	3,302	37	—	486
Net increase (decrease) in net assets from capital transactions	15,307,582	528,437	1,564,195	778,911
NET INCREASE (DECREASE) IN NET ASSETS	19,894,020	558,203	1,802,764	905,969
NET ASSETS:
Beginning of the period	558,203	—	905,969	—
End of the period	$ 20,452,223	$558,203	$2,708,733	$905,969
SHARES TRANSACTIONS
Shares sold	500,000	20,000	70,000	40,000
Shares redeemed	(70,000)	—	(20,000)	(10,000)
Total increase (decrease) in shares outstanding	430,000	20,000	50,000	30,000

(a)	Inception date of the Fund was September 24, 2024.
(b)	Inception date of the Fund was December 13, 2023.
The accompanying notes are an integral part of these financial statements.

36

THEMES ETF TRUST
Statements of Changes in Net Assets(Continued)

	Themes US Infrastructure ETF		Themes US R&D Champions ETF
	Year Ended September 30, 2025	Period Ended September 30, 2024(a)	Year Ended September 30, 2025	Period Ended September 30, 2024(b)
OPERATIONS:
Net investment income (loss)	$9,431	$158	$4,420	$3,066
Net realized gain (loss)	16,481	—	93,028	58,053
Net change in unrealized appreciation (depreciation)	111,604	41,366	(35,441)	120,753
Net increase (decrease) in net assets from operations	137,516	41,524	62,007	181,872
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,705)	—	(28,970)	—
Total distributions to shareholders	(1,705)	—	(28,970)	—
CAPITAL TRANSACTIONS:
Shares sold	803,610	500,000	909,785	1,351,213
Shares redeemed	(253,808)	—	(1,188,655)	(287,557)
ETF transaction fees (See Note 4)	—	47	—	43
Net increase (decrease) in net assets from capital transactions	549,802	500,047	(278,870)	1,063,699
NET INCREASE (DECREASE) IN NET ASSETS	685,613	541,571	(245,833)	1,245,571
NET ASSETS:
Beginning of the period	541,571	—	1,245,571	—
End of the period	$ 1,227,184	$541,571	$999,738	$1,245,571
SHARES TRANSACTIONS
Shares sold	30,000	20,000	30,000	50,000
Shares redeemed	(10,000)	—	(40,000)	(10,000)
Total increase (decrease) in shares outstanding	20,000	20,000	(10,000)	40,000

(a)	Inception date of the Fund was September 12, 2024.
(b)	Inception date of the Fund was December 13, 2023.
The accompanying notes are an integral part of these financial statements.

37

THEMES ETF TRUST
Statements of Changes in Net Assets(Continued)

	Themes US Small Cap Cash Flow Champions ETF
	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
OPERATIONS:
Net investment income (loss)	$75,838	$9,841
Net realized gain (loss)	122,881	(1,213)
Net change in unrealized appreciation (depreciation)	(54,569)	123,259
Net increase (decrease) in net assets from operations	144,150	131,887
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(15,253)	—
Total distributions to shareholders	(15,253)	—
CAPITAL TRANSACTIONS:
Shares sold	5,387,151	795,242
Shares redeemed	(2,110,151)	—
ETF transaction fees (See Note 4)	8	893
Net increase (decrease) in net assets from capital transactions	3,277,008	796,135
NET INCREASE (DECREASE) IN NET ASSETS	3,405,905	928,022
NET ASSETS:
Beginning of the period	928,022	—
End of the period	$4,333,927	$928,022
SHARES TRANSACTIONS
Shares sold	170,000	30,000
Shares redeemed	(70,000)	—
Total increase (decrease) in shares outstanding	100,000	30,000

(a)	Inception date of the Fund was December 13, 2023.
The accompanying notes are an integral part of these financial statements.

38

THEMES CHINA GENERATIVE ARTIFICIAL INTELLIGENCE ETF
FINANCIAL HIGHLIGHTS

Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.09
Net realized and unrealized gain (loss) on investments(c)	12.24
Total from investment operations	12.33
ETF transaction fees per share	0.17
Net asset value, end of period	$37.50
Total return(d)	50.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23,626
Ratio of expenses to average net assets(e)	0.39%
Ratio of net investment income (loss) to average net assets(e)	1.23%
Portfolio turnover rate(d)(f)	16%

(a)	Inception date of the Fund was July 15, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

39

THEMES CLOUD COMPUTING ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.05	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	7.72	3.05
Total from investment operations	7.68	3.04
ETF transaction fees per share	—	0.01
Net asset value, end of period	$35.73	$28.05
Total return(d)	27.35%	12.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,429	$1,403
Ratio of expenses to average net assets(e)	0.36%	0.35%
Ratio of tax expenses to average net assets(e)	0.01%	—%
Ratio of operational expenses to average net assets excluding tax expense(e)	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(e)	(0.14)%	(0.06)%
Portfolio turnover rate(d)(f)	15%	11%

(a)	Inception date of the Fund was December 15, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

40

THEMES COPPER MINERS ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.03	$25.02
INVESTMENT OPERATIONS:
Net investment income(b)	0.25	0.02
Net realized and unrealized gain (loss) on investments(c)	8.76	2.99
Total from investment operations	9.01	3.01
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	—
Total distributions	(0.30)	—
ETF transaction fees per share	0.13	0.00(d)
Net asset value, end of period	$36.87	$28.03
Total return(e)	33.24%	12.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,106	$561
Ratio of expenses to average net assets(f)	0.38%	0.35%
Ratio of tax expenses to average net assets(f)	0.03%	—%
Ratio of operational expenses to average net assets excluding tax expense(f)	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(f)	0.94%	3.67%
Portfolio turnover rate(e)(g)	42%	—%

(a)	Inception date of the Fund was September 24, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

41

THEMES CYBERSECURITY ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.96	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.01)	0.02
Net realized and unrealized gain (loss) on investments(c)	6.01	3.92
Total from investment operations	6.00	3.94
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	—
Total distributions	(0.04)	—
ETF transaction fees per share	—	0.02
Net asset value, end of period	$34.92	$28.96
Total return(d)	20.73%	15.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,095	$1,738
Ratio of expenses to average net assets(e)	0.36%	0.36%
Ratio of tax expenses to average net assets(e)	0.01%	0.01%
Ratio of operational expenses to average net assets excluding tax expense(e)	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(e)	(0.04)%	0.10%
Portfolio turnover rate(d)(f)	38%	24%

(a)	Inception date of the Fund was December 8, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

42

THEMES GENERATIVE ARTIFICIAL INTELLIGENCE ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$29.84	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	13.91	4.88
Total from investment operations	13.89	4.84
ETF transaction fees per share	0.00(d)	0.00(d)
Net asset value, end of period	$43.73	$29.84
Total return(e)	46.57%	19.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$40,234	$13,129
Ratio of expenses to average net assets(f)	0.35%	0.35%
Ratio of tax expenses to average net assets(f)	0.00%(g)	—%
Ratio of net investment income (loss) to average net assets(f)	(0.07)%	(0.15)%
Portfolio turnover rate(e)(h)	74%	58%

(a)	Inception date of the Fund was December 8, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

43

THEMES GLOBAL SYSTEMICALLY IMPORTANT BANKS ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$31.27	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.14	0.98
Net realized and unrealized gain (loss) on investments(c)	16.21	5.28
Total from investment operations	17.35	6.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.55)	—
Total distributions	(0.55)	—
ETF transaction fees per share	0.01	0.01
Net asset value, end of period	$48.08	$31.27
Total return(d)	56.30%	25.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,193	$2,189
Ratio of expenses to average net assets(e)	0.35%	0.35%
Ratio of tax expenses to average net assets(e)	0.00%(f)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	2.74%	4.30%
Portfolio turnover rate(d)(g)	11%	28%

(a)	Inception date of the Fund was December 15, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

44

THEMES GOLD MINERS ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$37.62	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.67	0.40
Net realized and unrealized gain (loss) on investments(c)	41.85	12.22
Total from investment operations	42.52	12.62
LESS DISTRIBUTIONS FROM:
Net investment income	(0.65)	—
Total distributions	(0.65)	—
ETF transaction fees per share	0.02	0.00(d)
Net asset value, end of period	$79.51	$37.62
Total return(e)	115.31%	50.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,288	$2,257
Ratio of expenses to average net assets(f)	0.35%	0.35%
Ratio of tax expenses to average net assets(f)	0.00%(g)	—%
Ratio of net investment income (loss) to average net assets(f)	1.28%	1.63%
Portfolio turnover rate(e)(h)	29%	14%

(a)	Inception date of the Fund was December 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

45

THEMES HUMANOID ROBOTICS ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.13	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.09	0.13
Net realized and unrealized gain (loss) on investments(c)	11.88	2.99
Total from investment operations	11.97	3.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.48)	—
Total distributions	(0.48)	—
ETF transaction fees per share	0.07	0.01
Net asset value, end of period	$39.69	$28.13
Total return(d)	43.51%	12.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,556	$563
Ratio of expenses to average net assets(e)	0.37%	0.35%
Ratio of tax expenses to average net assets(e)	0.02%	—%
Ratio of operational expenses to average net assets excluding tax expense(e)	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(e)	0.28%	1.10%
Portfolio turnover rate(d)(f)	197%	46%

(a)	Inception date of the Fund was April 22, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

46

THEMES LITHIUM & BATTERY METAL MINERS ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.76	$25.12
INVESTMENT OPERATIONS:
Net investment income(b)	0.03	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	8.22	5.63
Total from investment operations	8.25	5.63
LESS DISTRIBUTIONS FROM:
Net investment income	(2.00)	—
Total distributions	(2.00)	—
ETF transaction fees per share	0.40	0.01
Net asset value, end of period	$37.41	$30.76
Total return(e)	31.27%	22.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$374	$615
Ratio of expenses to average net assets(f)	0.38%	0.35%
Ratio of tax expenses to average net assets(f)	0.03%	—%
Ratio of operational expenses to average net assets excluding tax expense(f)	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(f)	0.13%	(0.30)%
Portfolio turnover rate(e)(g)	127%	—%

(a)	Inception date of the Fund was September 24, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

47

THEMES NATURAL MONOPOLY ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$29.68	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.48	0.30
Net realized and unrealized gain (loss) on investments(c)	2.69	4.34
Total from investment operations	3.17	4.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	—
Total distributions	(0.27)	—
ETF transaction fees per share	—	0.04
Net asset value, end of period	$32.58	$29.68
Total return(d)	10.82%	18.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,629	$1,484
Ratio of expenses to average net assets(e)	0.36%	0.35%
Ratio of tax expenses to average net assets(e)	0.01%	—%
Ratio of operational expenses to average net assets excluding tax expense(e)	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(e)	1.57%	1.35%
Portfolio turnover rate(d)(f)	84%	113%

(a)	Inception date of the Fund was December 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

48

THEMES SILVER MINERS ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$29.00	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.30	0.11
Net realized and unrealized gain (loss) on investments(c)	24.82(h)	3.86
Total from investment operations	25.12	3.97
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	—
Total distributions	(0.44)	—
ETF transaction fees per share	0.00(d)	0.03
Net asset value, end of period	$53.68	$29.00
Total return(e)	88.37%(h)	16.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,758	$580
Ratio of expenses to average net assets(f)	0.37%	0.35%
Ratio of tax expenses to average net assets(f)	0.02%	—%
Ratio of operational expenses to average net assets excluding tax expense(f)	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(f)	0.89%	1.03%
Portfolio turnover rate(e)(g)	124%	38%

(a)	Inception date of the Fund was May 3, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
During the year, 2.32% of the Fund’s total return consists of reimbursements by the Adviser for losses on investment transactions. Excluding this item, total return would have been 86.05%, a $0.66 per share impact.

The accompanying notes are an integral part of these financial statements.

49

THEMES TRANSATLANTIC DEFENSE ETF
FINANCIAL HIGHLIGHTS

Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.47
Net realized and unrealized gain (loss) on investments(c)	13.44
Total from investment operations	13.91
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)
Total distributions	(0.02)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$38.89
Total return(e)	55.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$57,171
Ratio of expenses to average net assets(f)	0.35%
Ratio of tax expenses to average net assets(f)	0.00%(g)
Ratio of net investment income (loss) to average net assets(f)	1.40%
Portfolio turnover rate(e)(h)	20%

(a)	Inception date of the Fund was October 11, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

50

THEMES URANIUM & NUCLEAR ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.91	$26.42
INVESTMENT OPERATIONS:
Net investment income(b)	0.26	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	17.32	1.49
Total from investment operations	17.58	1.49
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	—
Total distributions	(0.06)	—
ETF transaction fees per share	0.02	0.00(c)
Net asset value, end of period	$45.45	$27.91
Total return(e)	63.20%	5.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,452	$558
Ratio of expenses to average net assets(f)	0.35%	0.35%
Ratio of tax expenses to average net assets(f)	0.00%(g)	—%
Ratio of net investment income (loss) to average net assets(f)	0.76%	0.84%
Portfolio turnover rate(e)(h)	52%	—%

(a)	Inception date of the Fund was September 24, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

51

THEMES US CASH FLOW CHAMPIONS ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.20	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.74	0.58
Net realized and unrealized gain (loss) on investments(c)	3.28	4.60
Total from investment operations	4.02	5.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	—
Total distributions	(0.36)	—
ETF transaction fees per share	—	0.02
Net asset value, end of period	$33.86	$30.20
Total return(d)	13.44%	20.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,709	$906
Ratio of expenses to average net assets(e)	0.30%	0.30%
Ratio of tax expenses to average net assets(e)	0.01%	0.01%
Ratio of operational expenses to average net assets excluding tax expense(e)	0.29%	0.29%
Ratio of net investment income (loss) to average net assets(e)	2.37%	2.59%
Portfolio turnover rate(d)(f)	20%	20%

(a)	Inception date of the Fund was December 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

52

THEMES US INFRASTRUCTURE ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.08	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.24	0.01
Net realized and unrealized gain (loss) on investments(c)	3.42	2.07
Total from investment operations	3.66	2.08
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	—
Total distributions	(0.06)	—
ETF transaction fees per share	—	0.00(d)
Net asset value, end of period	$30.68	$27.08
Total return(e)	13.54%	8.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,227	$542
Ratio of expenses to average net assets(f)	0.31%	0.29%
Ratio of tax expenses to average net assets(f)	0.02%	—%
Ratio of operational expenses to average net assets excluding tax expense(f)	0.29%	0.29%
Ratio of net investment income (loss) to average net assets(f)	0.88%	0.61%
Portfolio turnover rate(e)(g)	10%	—%

(a)	Inception date of the Fund was September 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

53

THEMES US R&D CHAMPIONS ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$31.14	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.13	0.11
Net realized and unrealized gain (loss) on investments(c)	2.77	6.03
Total from investment operations	2.90	6.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.72)	—
Total distributions	(0.72)	—
ETF transaction fees per share	—	0.00(d)
Net asset value, end of period	$33.32	$31.14
Total return(e)	9.56%	24.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,000	$1,246
Ratio of expenses to average net assets(f)	0.31%	0.29%
Ratio of tax expenses to average net assets(f)	0.02%	0.00%(g)
Ratio of operational expenses to average net assets excluding tax expense(f)	0.29%	0.29%
Ratio of net investment income (loss) to average net assets(f)	0.42%	0.47%
Portfolio turnover rate(e)(h)	56%	34%

(a)	Inception date of the Fund was December 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

54

THEMES US SMALL CAP CASH FLOW CHAMPIONS ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.93	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.64	0.40
Net realized and unrealized gain (loss) on investments(c)	1.96	5.49
Total from investment operations	2.60	5.89
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	—
Total distributions	(0.19)	—
ETF transaction fees per share	0.00(d)	0.04
Net asset value, end of period	$33.34	$30.93
Total return(e)	8.43%	23.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,334	$928
Ratio of expenses to average net assets(f)	0.30%	0.29%
Ratio of tax expenses to average net assets(f)	0.01%	0.00%(g)
Ratio of operational expenses to average net assets excluding tax expense(f)	0.29%	0.29%
Ratio of net investment income (loss) to average net assets(f)	2.10%	1.74%
Portfolio turnover rate(e)(h)	42%	46%

(a)	Inception date of the Fund was December 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

55

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025
1. ORGANIZATION
The Themes China Generative Artificial Intelligence ETF, Themes Cloud Computing ETF, Themes Copper Miners ETF, Themes Cybersecurity ETF, Themes Generative Artificial Intelligence ETF, Themes Global Systemically Important Banks ETF, Themes Gold Miners ETF, Themes Humanoid Robotics ETF, Themes Lithium & Battery Metal Miners ETF, Themes Natural Monopoly ETF, Themes Silver Miners ETF, Themes Transatlantic Defense ETF, Themes Uranium & Nuclear ETF, Themes US Cash Flow Champions ETF, Themes US Infrastructure ETF, Themes US R&D Champions ETF, and Themes US Small Cap Cash Flow Champions ETF, (collectively, the “Funds”) are non-diversified series of Themes ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on February 22, 2023 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Themes Management Company, LLC (“Themes” or the “Adviser”), the Funds’ Investment Adviser.
The below Funds use a “passive” or indexing approach to achieve their investment objective of tracking the performance, before fees and expenses, of an index comprised of:

Fund	Investment Objectives
Themes China Generative Artificial Intelligence ETF	Chinese companies which derive significant revenue from generative artificial intelligence-related activities
Themes Cloud Computing ETF	Companies that have business operations in the field of cloud computing
Themes Copper Miners ETF	Companies that derive significant revenues from the mining, exploration, and refining of copper
Themes Cybersecurity ETF	Companies that have business operations in the cybersecurity industry
Themes Generative Artificial Intelligence ETF	Companies that have business operations in the field of artificial intelligence related industries
Themes Gold Miners ETF	Companies that are active in the gold mining industry
Themes Humanoid Robotics ETF	Companies which derive significant revenue from the design and development of humanoid and service robots
Themes Lithium & Battery Metal Miners ETF	Companies that derive significant revenues from the mining, exploration, and refining of lithium and battery metals
Themes Natural Monopoly ETF	Global companies which exhibit a strong competitive advantage in their sector
Themes Silver Miners ETF	Companies with significant exposure to the silver mining industry
Themes Transatlantic Defense ETF	Companies from North Atlantic Treaty Organization (“NATO”) member countries that have business operations in the aerospace and defense industry
Themes Uranium & Nuclear ETF	Companies that derive significant revenues from the uranium and nuclear industries
Themes US Cash Flow Champions ETF	U.S. companies with a high cash flow yield
Themes US Infrastructure ETF
Companies that have business operations involving the building materials and equipment, logistics, construction, and engineering services used for the development and maintenance of infrastructure projects

Themes US R&D Champions ETF	Innovative U.S. companies which exhibit strong and consistent investment in research and development as well as profitability
Themes US Small Cap Cash Flow Champions ETF	Small capitalization U.S. companies with a high cash flow yield

56

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
Themes Global Systemically Important Banks ETF is actively managed with an investment objective to seek growth of capital by investing in companies that operate in the global bank sector.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statement in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
Investments in money market funds are valued at the NAV per share.
If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has delegated the Adviser as the valuation designed of the Funds. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of each Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

57

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments on September 30, 2025, are as follows:

	Level 1	Level 2	Level 3	Total
Themes China Generative Artificial Intelligence ETF
Investments:
Common Stocks*	$23,443,132	$—	$—	$23,443,132
Money Market Funds	152,623	—	—	152,623
Total Investments	$23,595,755	$—	$—	$23,595,755

Themes Cloud Computing ETF

Investments:
Common Stocks*	$1,427,154	$—	$—	$1,427,154
Money Market Funds	1,060	—	—	1,060
Total Investments	$1,428,214	$—	$—	$1,428,214

Themes Copper Miners ETF

Investments:
Common Stocks*	$1,102,533	$—	$—**	$1,102,533
Money Market Funds	2,051	—	—	2,051
Total Investments	$1,104,584	$—	$—	$1,104,584

Themes Cybersecurity ETF

Investments:
Common Stocks*	$2,088,483	$—	$—	$2,088,483
Money Market Funds	6,907	—	—	6,907
Total Investments	$2,095,390	$—	$—	$2,095,390

58

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Themes Generative Artificial Intelligence ETF
Investments:
Common Stocks*	$40,183,116	$—	$—	$40,183,116
Money Market Funds	57,874	—	—	57,874
Total Investments	$40,240,990	$—	$—	$40,240,990

Themes Global Systemically Important Banks ETF

Investments:
Common Stocks*	$20,144,761	$—	$—	$20,144,761
Money Market Funds	15,694	—	—	15,694
Total Investments	$20,160,455	$—	$—	$20,160,455

Themes Gold Miners ETF

Investments:
Common Stocks*	$17,954,476	$277,457	$—	$18,231,933
Money Market Funds	16,521	—	—	16,521
Total Investments	$17,970,997	$277,457	$—	$18,248,454

Themes Humanoid Robotics ETF

Investments:
Common Stocks*	$5,531,878	$—	$—	$5,531,878
Money Market Funds	22,154	—	—	22,154
Total Investments	$5,554,032	$—	$—	$5,554,032

Themes Lithium & Battery Metal Miners ETF

Investments:
Common Stocks*	$372,474	$—	$—**	$372,474
Money Market Funds	1,379	—	—	1,379
Total Investments	$373,853	$—	$—	$373,853

Themes Natural Monopoly ETF

Investments:
Common Stocks*	$1,624,398	$—	$—	$1,624,398
Money Market Funds	2,529	—	—	2,529
Total Investments	$1,626,927	$—	$—	$1,626,927

Themes Silver Miners ETF

Investments:
Common Stocks*	$3,740,802	$—	$—	$3,740,802
Money Market Funds	6,071	—	—	6,071
Total Investments	$3,746,873	$—	$—	$3,746,873

59

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Themes Transatlantic Defense ETF
Investments:
Common Stocks*	$56,934,977	$—	$—	$56,934,977
Money Market Funds	228,980	—	—	228,980
Total Investments	$57,163,957	$—	$—	$57,163,957

Themes Uranium & Nuclear ETF

Investments:
Common Stocks*	$20,322,310	$—	$—	$20,322,310
Money Market Funds	128,835	—	—	128,835
Total Investments	$20,451,145	$—	$—	$20,451,145

Themes US Cash Flow Champions ETF

Investments:
Common Stocks*	$2,679,305	$—	$—	$2,679,305
Money Market Funds	27,664	—	—	27,664
Total Investments	$2,706,969	$—	$—	$2,706,969

Themes US Infrastructure ETF

Investments:
Common Stocks*	$1,221,154	$—	$—	$1,221,154
Money Market Funds	5,945	—	—	5,945
Total Investments	$1,227,099	$—	$—	$1,227,099

Themes US R&D Champions ETF

Investments:
Common Stocks*	$997,655	$—	$—	$997,655
Money Market Funds	2,104	—	—	2,104
Total Investments	$999,759	$—	$—	$999,759

Themes US Small Cap Cash Flow Champions ETF

Investments:
Common Stocks*	$4,318,252	$—	$—	$4,318,252
Money Market Funds	14,152	—	—	14,152
Total Investments	$4,332,404	$—	$—	$4,332,404

*	Refer to the Schedule of Investments for industry classifications.
**	Includes a position valued at zero.
Management has determined the amount of Level 3 securities in Themes Copper Miners ETF and Themes Lithium & Battery Metal Miners ETF is not material; therefore, a rollforward of Level 3 securities is not presented.
The Funds have adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the year.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

60

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations.
Foreign Currency Translation – The books and records of the Funds are maintained in U.S. dollars. A Fund’s assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Fund’s income earned and expenses incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investments in securities on the Statements of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including net currency gains and losses, realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund has qualified and intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually, and distribute its net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital. See Note 6. Income Tax Information for information on distributions made to shareholders.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. Based on this evaluation, Management has concluded that there are no uncertain tax positions that require recognition in the financial statements as of September 30, 2025. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its

61

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Treasurer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds and Themes, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly at an annual rate.

Themes China Generative Artificial Intelligence ETF	0.39%
Themes Cloud Computing ETF	0.35%
Themes Copper Miners ETF	0.35%
Themes Cybersecurity ETF	0.35%
Themes Generative Artificial Intelligence ETF	0.35%
Themes Global Systemically Important Banks ETF	0.35%
Themes Gold Miners ETF	0.35%
Themes Humanoid Robotics ETF	0.35%
Themes Lithium & Battery Metal Miners ETF	0.35%
Themes Natural Monopoly ETF	0.35%
Themes Transatlantic Defense ET	0.35%
Themes Silver Miners ETF	0.35%
Themes Uranium & Nuclear ETF	0.35%
Themes US Cash Flow Champions ETF	0.29%
Themes US Infrastructure ETF	0.29%
Themes US R&D Champions ETF	0.29%
Themes US Small Cap Cash Flow Champions ETF	0.29%

The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any) (collectively, “Excluded Expenses”). The Trust acknowledges and agrees that the Adviser may delegate its responsibility to pay some or all expenses incurred by the Funds, except for Excluded Expenses, to one or more third parties, including but not limited to, sub-advisers.
Distribution Agreement and 12b-1 Plan – ALPS Distributors, Inc. (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-

62

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Other Services – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to an Administration Agreement, Transfer Agency and Service Agreement and Fund Accounting Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
Pursuant to an agreement between the Trust, on behalf of the Funds, and ACA Global, an employee of ACA Global serves as Chief Compliance Officer of the Trust. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.
At September 30, 2025, certain Officers and a Trustee of the Trust were also officers or employees of the Adviser.
Increase from Payments by Affiliates – During the year, the Adviser reimbursed the Themes Silver Miners ETF (the “Fund”) for a trade error that occurred as a result of a missed quarterly rebalancing trade execution. The error resulted in trading slippage that adversely affected the Fund’s performance. The Adviser promptly reimbursed the Fund in the amount of $46,314. This reimbursement is reflected as an increase from payments by affiliates within realized gain (loss) on investments in the Fund’s Statement of Operations.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. or NASDAQ Stock Market LLC. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $300.
The fixed creation unit transaction fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite deposit securities). Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statement of Changes in Net Assets.

63

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. INVESTMENT TRANSACTIONS
For the year or period ended September 30, 2025, the aggregate purchases and sales of securities by the Funds (excluding short-term and in-kind transactions) and the in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales	In-Kind Purchases	In-Kind Sales
Themes China Generative Artificial Intelligence ETF	$ 20,962,040	$1,275,371	$1,870,064	$—
Themes Cloud Computing ETF	221,596	231,195	319,747	599,152
Themes Copper Miners ETF	398,598	291,999	616,123	452,816
Themes Cybersecurity ETF	709,072	696,736	589,319	632,103
Themes Generative Artificial Intelligence ETF	18,881,723	18,678,299	32,303,722	13,509,417
Themes Global Systemically Important Banks ETF	2,688,642	924,368	16,169,788	3,152,725
Themes Gold Miners ETF	2,764,451	2,062,997	23,573,789	14,883,067
Themes Humanoid Robotics ETF	5,044,373	2,132,130	2,803,592	1,284,163
Themes Lithium & Battery Metal Miners ETF	740,462	890,761	415,500	529,807
Themes Natural Monopoly ETF	1,303,304	1,276,271	620,982	640,659
Themes Silver Miners ETF	1,376,590	1,217,946	2,498,583	277,815
Themes Transatlantic Defense ETF	5,774,963	4,031,800	50,379,090	4,997,309
Themes Uranium & Nuclear ETF	6,055,716	3,950,591	16,029,846	2,909,156
Themes US Cash Flow Champions ETF	416,910	408,961	2,145,360	588,549
Themes US Infrastructure ETF	122,551	107,236	788,787	249,783
Themes US R&D Champions ETF	616,773	596,946	897,084	1,208,111
Themes US Small Cap Cash Flow Champions ETF	1,620,772	1,518,871	5,325,323	2,097,150

For the year or period ended September 30, 2025, there were no long-term purchases or sales of U.S. Government Securities in the Funds.

64

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
6. INCOME TAX INFORMATION
The components of accumulated earnings/losses for federal income tax purposes as of September 30, 2025, were as follows:

	Themes China Generative Artificial Intelligence ETF	Themes Cloud Computing ETF	Themes Copper Miners ETF	Themes Cybersecurity ETF	Themes Generative Artificial Intelligence ETF
Tax cost of investments	$21,957,477	$1,176,338	$896,114	$1,812,486	$37,048,513
Gross unrealized appreciation	2,034,545	339,875	310,472	465,406	7,264,957
Gross unrealized depreciation	(396,778)	(87,989)	(101,991)	(182,497)	(4,072,347)
Net unrealized appreciation	$1,637,767	$251,886	$208,481	$282,909	$3,192,610
Undistributed ordinary income	257,532	—	119,738	—	1,542,394
Undistributed capital gain	—	19,098	—	10,386	—
Total distributable earnings	257,532	19,098	119,738	10,386	1,542,394
Other accumulated losses	—	(1,912)	—	(846)	(2,342,300)
Total accumulated earnings	$1,895,299	$269,072	$328,219	$292,449	$2,392,704

	Themes Global Systemically Important Banks ETF	Themes Gold Miners ETF	Themes Humanoid Robotics ETF	Themes Lithium & Battery Metal Miners ETF	Themes Natural Monopoly ETF
Tax cost of investments	$17,833,416	$16,436,485	$5,141,905	$296,826	$1,526,912
Gross unrealized appreciation	2,517,018	1,873,540	511,034	111,431	165,639
Gross unrealized depreciation	(189,916)	(61,535)	(98,874)	(34,398)	(65,604)
Net unrealized appreciation	$2,327,102	$1,812,005	$412,160	$77,033	$100,035
Undistributed ordinary income	253,165	185,020	—	—	18,048
Undistributed capital gain	51,785	—	17,877	—	979
Total distributable earnings	304,950	185,020	17,877	—	19,027
Other accumulated losses	—	—	—	(3,474)	—
Total accumulated earnings	$2,632,052	$1,997,025	$430,037	$73,559	$119,062

	Themes Silver Miners ETF	Themes Transatlantic Defense ETF	Themes Uranium & Nuclear ETF	Themes US Cash Flow Champions ETF	Themes US Infrastructure ETF
Tax cost of investments	$3,279,007	$48,556,321	$17,696,161	$2,530,287	$1,074,402
Gross unrealized appreciation	519,230	9,235,851	3,776,193	285,811	191,030
Gross unrealized depreciation	(51,382)	(628,288)	(1,021,166)	(109,129)	(38,333)
Net unrealized appreciation	$467,848	$8,607,563	$2,755,027	$176,682	$152,697
Undistributed ordinary income	242,533	307,916	585,391	39,113	16,766
Undistributed capital gain	96,593	—	—	—	—
Total distributable earnings	339,126	307,916	585,391	39,113	16,766
Other accumulated losses	—	—	(182,895)	(22,787)	—
Total accumulated earnings	$806,974	$8,915,479	$3,157,523	$193,008	$169,463

65

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)

	Themes US R&D Champions ETF	Themes US Small Cap Cash Flow Champions ETF
Tax cost of investments	$919,382	$4,272,515
Gross unrealized appreciation	134,734	402,066
Gross unrealized depreciation	(54,360)	(342,177)
Net unrealized appreciation	$80,374	$59,889
Undistributed ordinary income	3,162	70,442
Undistributed capital gain	—	—
Total distributable earnings	3,162	70,442
Other accumulated losses	(40,750)	(107,888)
Total accumulated earnings	$42,786	$22,443

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales.
On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for total distributable earnings and paid-in capital under U.S. GAAP and tax reporting:

	Total Distributable Earnings/(Loss)	Paid-in Capital
Themes China Generative Artificial Intelligence ETF	$—	$—
Themes Cloud Computing ETF	(135,863)	135,863
Themes Copper Miners ETF	(11,674)	11,674
Themes Cybersecurity ETF	(190,250)	190,250
Themes Generative Artificial Intelligence ETF	(3,459,893)	3,459,893
Themes Global Systemically Important Banks ETF	(962,194)	962,194
Themes Gold Miners ETF	(4,977,060)	4,977,060
Themes Humanoid Robotics ETF	(166,236)	166,236
Themes Lithium & Battery Metal Miners ETF	(23,813)	23,813
Themes Natural Monopoly ETF	(110,037)	110,037
Themes Silver Miners ETF	(63,420)	63,420
Themes Transatlantic Defense ETF	(1,168,559)	1,168,559
Themes Uranium & Nuclear ETF	(1,458,681)	1,458,681
Themes US Cash Flow Champions ETF	(128,469)	128,469
Themes US Infrastructure ETF	(7,872)	7,872
Themes US R&D Champions ETF	(131,614)	131,614
Themes US Small Cap Cash Flow Champions ETF	(238,357)	238,357

These permanent tax differences relate to in-kind redemptions.

66

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the period ended September 30, 2025, the Funds had the following post-October and late year losses:

	Post-October Capital Losses	Late Year Ordinary Losses
Themes China Generative Artificial Intelligence ETF	$—	$—
Themes Cloud Computing ETF	—	1,912
Themes Copper Miners ETF	—	—
Themes Cybersecurity ETF	—	846
Themes Generative Artificial Intelligence ETF	—	—
Themes Global Systemically Important Banks ETF	—	—
Themes Gold Miners ETF	—	—
Themes Humanoid Robotics ETF	—	—
Themes Lithium & Battery Metal Miners ETF	—	3,474
Themes Natural Monopoly ETF	—	—
Themes Silver Miners ETF	—	—
Themes Transatlantic Defense ETF	—	—
Themes Uranium & Nuclear ETF	—	—
Themes US Cash Flow Champions ETF	—	—
Themes US Infrastructure ETF	—	—
Themes US R&D Champions ETF	—	—
Themes US Small Cap Cash Flow Champions ETF	—	—

Capital loss carryforwards will retain their character as either short-term or long-term capital losses and may be carried forward indefinitely. At September 30, 2025, the Funds had capital loss carryforwards on a tax basis of:

	Utilized in Current Year	Unlimited ST	Unlimited LT
Themes China Generative Artificial Intelligence ETF	$—	$—	$—
Themes Cloud Computing ETF	4,492	—	—
Themes Copper Miners ETF	—	—	—
Themes Cybersecurity ETF	5,127	—	—
Themes Generative Artificial Intelligence ETF	—	(1,917,527)	(424,773)
Themes Global Systemically Important Banks ETF	3,337	—	—
Themes Gold Miners ETF	5,178	—	—
Themes Humanoid Robotics ETF	597	—	—
Themes Lithium & Battery Metal Miners ETF	—	—	—
Themes Natural Monopoly ETF	9,995	—	—
Themes Silver Miners ETF	214	—	—
Themes Transatlantic Defense ETF	—	—	—
Themes Uranium & Nuclear ETF	—	(182,895)	—
Themes US Cash Flow Champions ETF	—	(20,840)	(1,947)
Themes US Infrastructure ETF	—	—	—
Themes US R&D Champions ETF	—	(34,092)	(6,658)
Themes US Small Cap Cash Flow Champions ETF	—	(107,888)	—

To the extent that a Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

67

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
The tax character of distributions during the year ended September 30, 2025 were as follows:

	Distributions Paid From:
	Ordinary Income	Long Term Capital Gains	Return of Capital
Themes China Generative Artificial Intelligence ETF	$—	$ —	$ —
Themes Cloud Computing ETF	—	—	—
Themes Copper Miners ETF	5,966	—	—
Themes Cybersecurity ETF	2,250	—	—
Themes Generative Artificial Intelligence ETF	—	—	—
Themes Global Systemically Important Banks ETF	49,789	—	—
Themes Gold Miners ETF	45,286	—	—
Themes Humanoid Robotics ETF	9,566	—	—
Themes Lithium & Battery Metal Miners ETF	39,963	—	—
Themes Natural Monopoly ETF	13,503	—	—
Themes Silver Miners ETF	8,894	—	—
Themes Transatlantic Defense ETF	1,498	—	—
Themes Uranium & Nuclear ETF	9,067	—	—
Themes US Cash Flow Champions ETF	24,947	—	—
Themes US Infrastructure ETF	1,705	—	—
Themes US R&D Champions ETF	28,970	—	—
Themes US Small Cap Cash Flow Champions ETF	15,253	—	—

There were no distributions to shareholders made for the period ended September 30, 2024.
7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A complete description of the principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks.”
8. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date the financial statements were available for issuance. Based on this evaluation, no additional adjustments or disclosures were required to the financial statements.

68

Themes ETF Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Themes ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Themes ETF Trust comprising the funds listed below (the “Funds”) as of September 30, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Themes Cybersecurity ETF and Themes Generative Artificial Intelligence ETF	For the year ended September 30, 2025	For the year ended September 30, 2025, and for the period from December 8, 2023 (commencement of operations) through September 30, 2024
Themes Gold Miners ETF, Themes Natural Monopoly ETF, Themes US Cash Flow Champions ETF, Themes US R&D Champions ETF, and Themes US Small Cap Cash Flow Champions ETF	For the year ended September 30, 2025	For the year ended September 30, 2025, and for the period from December 13, 2023 (commencement of operations) through September 30, 2024
Themes Cloud Computing ETF and Themes Global Systemically Important Banks ETF	For the year ended September 30, 2025	For the year ended September 30, 2025, and for the period from December 15, 2023 (commencement of operations) through September 30, 2024
Themes Humanoid Robotics ETF, formally known as Themes Robotics & Automation ETF	For the year ended September 30, 2025	For the years ended September 30, 2025, and for the period from April 22, 2024 (commencement of operations) through September 30, 2024
Themes Silver Miners ETF	For the year ended September 30, 2025	For the year ended September 30, 2025, and for the period from May 3, 2024 (commencement of operations) through September 30, 2024
Themes US Infrastructure ETF	For the year ended September 30, 2025	For the year ended September 30, 2025, and for the period from September 12, 2024 (commencement of operations) through September 30, 2024
Themes Copper Miners ETF, Themes Lithium & Battery Metal Miners ETF, and Themes Uranium & Nuclear ETF	For the year ended September 30, 2025	For the year ended September 30, 2025, and for the period from September 24, 2024 (commencement of operations) through September 30, 2024
Themes Transatlantic Defense ETF	For the period from October 11, 2024 (commencement of operations) through September 30, 2025
Themes China Generative Artificial Intelligence ETF	For the period from July 15, 2025 (commencement of operations) through September 30, 2025

69

Themes ETF Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2024.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 26, 2025

70

Themes ETF Trust
FORM N-CSR ITEMS (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS FOR OPEN-END INVESTMENT COMPANIES
Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the registrant for serving in such capacities. Each current Independent Trustee of the Board is paid $32,250 for his or her services as a Board member to the Trust. Independent Trustee fees are paid by Themes Management Company, LLC through a unitary management fee, not by the registrant.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
At a meeting held on February 28, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Themes ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Themes Management Company, LLC (the “Adviser” or “Themes”) and the Trust, on behalf of 36 series of shares (each, a “Fund” and together, the “Funds”), including Themes China Generative Artificial Intelligence ETF.
At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by Themes; (ii) the investment performance of the Fund and Themes; (iii) the costs of the services to be provided and profits to be realized by Themes from its relationship with each Fund; (iv) the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Themes’ practices regarding possible conflicts of interest.
In assessing these factors and reaching its conclusions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to each Fund, including information presented to the Board by representatives of Themes. The Independent Trustees noted having met with Independent Trustee Counsel prior to the Meeting and that they discussed at length their duties and responsibilities in considering approval of the Advisory Agreement and the information provided in Themes’ 15c response and the various exhibits. The Board noted that it requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to each Fund and its shareholders; (ii) presentations by management of Themes addressing the investment strategy, personnel and operations to be utilized in managing each Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of Themes; and (iv) a summary of the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Themes, including financial information, a description of personnel and the services to be provided to each Fund, summaries of Themes’ compliance program, including its Code of Ethics and other general information; (ii) comparative expense information; (iii) the anticipated effect of size on each Fund’s performance and expenses; and (iv) benefits to be realized by Themes from its relationship with the Funds.
The Board reflected on its discussions regarding the Advisory Agreement and the anticipated manner in which each Fund would be managed with representatives of Themes. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded

71

Themes ETF Trust
FORM N-CSR ITEMS (Unaudited)(Continued)
different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:
1.	The nature, extent, and quality of the services to be provided by Themes.
The Board considered the responsibilities of Themes under the Advisory Agreement and the services to be provided including, without limitation, the process for assuring compliance with each Fund’s investment objectives and limitations, the anticipated coordination of services for the Funds among the service providers, and the anticipated efforts of Themes to promote the Funds and grow their assets. The Board considered Themes’ staffing, including plans to hire additional portfolio management personnel in 2025, the education and experience of its personnel, and its compliance programs, policies and procedures. The Board considered that while Themes was a recently formed entity and that it had limited experience managing registered funds, its personnel had significant experience in managing the investment strategies of the Funds, the portfolios of other registered funds and the overall operations of a large family of funds. The Board also considered the financial condition of Themes and the commitment of financial support from its owners. The Board considered the measures that Themes had put in place to ensure compliance with applicable law and regulations, including the hiring of an independent compliance firm to assist with the development and maintenance of its compliance policies and procedures and the hiring of an independent chief compliance officer to oversee its compliance program. The Board also considered the trading and operational capabilities of Themes, noting in particular the highly automated trading, portfolio management and compliance systems and the significant past experience of the portfolio managers in trading total return swaps and options. The Board also considered Themes distribution plan focusing on marketing and advertising and the addition of additional employees to assist on this front. After reviewing the foregoing and further information from Themes, the Board concluded that Themes has the resources, experience and expertise to provide the Funds with the quality, extent, and nature of the services required by the Advisory Agreement.
2.	Investment Performance of the Funds and Themes.
The Board considered certain data provided by the Adviser at regular Board meetings throughout the year. Included in this data were performance reports and tracking error analysis of the operational series of the Trust. The Board noted that a tracking error analysis served as a meaningful indicator of the quality of the Adviser’s services rather than a Fund’s total return. It was also noted that Themes was formed to manage funds and did not manage any other accounts.
3.	The costs of services to be provided and profits to be realized by Themes from its relationship with the Funds.
The Board considered the financial condition of Themes and the level of commitment to the Funds by its owners and the estimated expenses of each Fund. The Board noted projections from Themes as to the level of assets under management required in each Fund in order for it to become profitable. The Board reviewed comparative information on other ETFs that employ an investment strategy that is similar to the respective Funds where such information was available. The Board considered how the Funds’ proposed management fees compare to other similar funds, where applicable, noting that each Fund’s proposed management fee was lower than the management fees charged by similar funds or in some cases, there were no directly comparable peers. The Board considered the complexity of the Funds’ investment strategies and the operational burdens of overseeing daily trading. The differences in certain of the Funds’ investment strategies from the group of similar funds was also considered. Following a review of the comparative information provided for each Fund and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Themes were fair and reasonable.
4.	The extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.
The Board considered each Fund’s proposed fee arrangements with Themes, noting that each Fund has a unitary fee structure. The Board noted that none of the proposed advisory fees include a breakpoint but that the unitary fee structure would have the effect of capping the expenses for each Fund. Following further discussion of each Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that each Fund’s proposed fee arrangement with Themes was fair and reasonable in relation to the nature and quality of the services to be provided by Themes.

72

Themes ETF Trust
FORM N-CSR ITEMS (Unaudited)(Continued)
5.	Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds; the substance and administration of the Code of Ethics and other relevant policies described in Themes’ Form ADV and compliance policies and procedures; and the use of the name of the Adviser’s affiliate, Leverage Shares, in the name of certain of the Funds and the compliance policies and procedures and legal protections to be put in place related thereto. The Board considered that Themes does not currently manage any investments for clients other than the Trust. The Board also considered potential benefits for Themes in managing the Funds. The Board noted that Themes represented that it does not currently utilize soft dollars but may at some point in the future. Following further consideration and discussion, the Board indicated that Themes’ standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Themes from managing the Funds were satisfactory.
Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.

73

Themes ETF Trust
SUPPLEMENTAL INFORMATION (Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-866-584-3637, or by visiting the Funds’ website at www.ThemesETFs.com.
FEDERAL TAX INFORMATION
For the fiscal period ended September 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for each Fund was as follows:

Themes China Generative Artificial Intelligence ETF	0.00%
Themes Cloud Computing ETF	0.00%
Themes Copper Miners ETF	6.44%
Themes Cybersecurity ETF	100.00%
Themes Generative Artificial Intelligence ETF	0.00%
Themes Global Systemically Important Banks ETF	100.00%
Themes Gold Miners ETF	60.57%
Themes Humanoid Robotics ETF	92.79%
Themes Lithium & Battery Metal Miners ETF	7.55%
Themes Natural Monopoly ETF	100.00%
Themes Silver Miners ETF	35.92%
Themes Transatlantic Defense ETF	100.00%
Themes Uranium & Nuclear ETF	2.22%
Themes US Cash Flow Champions ETF	100.00%
Themes US Infrastructure ETF	71.58%
Themes US R&D Champions ETF	19.36%
Themes US Small Cap Cash Flow Champions ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended September 30, 2025 for each Fund was as follows:

Themes China Generative Artificial Intelligence ETF	0.00%
Themes Cloud Computing ETF	0.00%
Themes Copper Miners ETF	0.00%
Themes Cybersecurity ETF	100.00%
Themes Generative Artificial Intelligence ETF	0.00%
Themes Global Systemically Important Banks ETF	20.23%
Themes Gold Miners ETF	0.00%
Themes Humanoid Robotics ETF	26.95%
Themes Lithium & Battery Metal Miners ETF	2.06%
Themes Natural Monopoly ETF	60.68%
Themes Silver Miners ETF	9.11%
Themes Transatlantic Defense ETF	72.99%
Themes Uranium & Nuclear ETF	0.26%
Themes US Cash Flow Champions ETF	100.00%
Themes US Infrastructure ETF	68.16%
Themes US R&D Champions ETF	17.50%
Themes US Small Cap Cash Flow Champions ETF	100.00%

74

Themes ETF Trust
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 5.22% for Themes Lithium & Battery Metal Miners ETF and 0% for all other Funds.
QUARTERLY PORTFOLIO HOLDING INFORMATION
Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-584-3637. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING INFORMATION
Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-866-584-3637 and on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.ThemesETFs.com.

75

(b)	Financial highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included within the financial statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Included within the financial statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)). Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a2(b)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Themes ETF Trust

By (Signature and Title)	/s/ Jose Gonzalez
Jose Gonzalez Principal Executive Officer

Date	July 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jose Gonzalez
Jose Gonzalez Principal Executive Officer

Date	July 22, 2026

By (Signature and Title)	/s/ Dobromir Kamburov
Dobromir Kamburov, Principal Financial Officer

Date	July 22, 2026